Fidelity®

High Income

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income	-9.29%	-12.86%	4.79%	115.64%
ML High Yield Master II	-2.51%	0.05%	18.68%	114.39%
High Current Yield Funds Average	-3.91%	-3.98%	7.56%	85.61%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 409 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-12.86%	0.94%	7.99%
ML High Yield Master II	0.05%	3.48%	7.92%
High Current Yield Funds Average	-3.98%	1.28%	6.27%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $21,564 - a 115.64% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,439 - a 114.39% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2001	2001	2000	1999	1998	1997
Dividend returns	3.90%	7.52%	8.98%	8.83%	9.64%	8.76%
Capital returns	-13.19%	-18.29%	-13.46%	-1.92%	11.98%	1.81%
Total returns	-9.29%	-10.77%	-4.48%	6.91%	21.62%	10.57%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.96¢	37.88¢	82.17¢
Annualized dividend rate	8.77%	8.65%	8.92%
30-day annualized yield	11.05%	-	-

Dividends per share show the income paid by the fund for a set period, and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.00 over the past one month, $8.69 over the past six months and $9.21 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The devastating events of September 11 were a significant contributor to the high-yield bond market's negative performance for the six-month period ending October 31, 2001. During that time frame, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance, declined 2.51%. Primarily because of the terrorist attack, the air transportation segment of the Merrill Lynch index fell 24% during the third quarter of 2001. The insurance sector and the hotel and lodging industries also posted losses. Elsewhere, the returns from the high-yield market were held back by weakness in the telecommunications sector, the largest component of the Merrill Lynch benchmark. Telecom companies continued to be plagued by a lack of capital flowing into the sector and near industry-wide profit warnings. The cable-TV industry - the second-largest component of the Merrill Lynch index - also declined throughout the period. High-yield performance did rebound fairly well in October - the final month of the period - as confidence about the prospects of a long-awaited economic recovery gained momentum. Additionally, the overall high-yield market offered investors a yield of approximately 13% at the end of the period, nearly eight percentage points higher than the yields of 10-year Treasury notes. However, that advantage was offset to a degree by a high-yield default rate of approximately 9%.

(Portfolio Manager photograph)
An interview with Frederick Hoff, Portfolio Manager of Fidelity High Income Fund

Q. How did the fund perform, Fred?

A. It was a disappointing period for both the high-yield market and the fund. For the six months that ended October 31, 2001, the fund's total return was -9.29%. By comparison, the overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -2.51%, while the fund's competitors, represented by Lipper Inc.'s high current yield funds average, lost 3.91% during the same period. For the 12-month period that ended October 31, 2001, the fund returned -12.86%, trailing the Merrill Lynch index's gain of 0.05% and the Lipper average's loss of 3.98%.

Q. Why did the fund underperform its index and peers?

A. There were several reasons for the underperformance. First, the fund was more heavily invested in lower-quality bonds, which generally performed poorly during the six-month period. Second, the fund's significant position in deferred-payment securities such as zero-coupon bonds, which are highly volatile and poorly suited to this uncertain market environment, hurt overall results. Finally, a large weighting in telecommunications securities weakened the fund's return. Telecom companies continued to report weak earnings during the period, leading to questions about their short-term fiscal health. While I'm still optimistic about telecom's long-term prospects, in hindsight it was clearly not the best place to invest in recent months.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any adjustments to the fund, given these factors?

A. Yes, I did. As the period progressed and the economy further weakened, it became clear that conditions would remain difficult for high-yield investing, at least in the short term. In response, I significantly increased the fund's overall credit quality. For example, I added to the fund's position in Ba and Baa-rated securities while selling bonds with poorer credit ratings. I also looked to add stability to the fund by investing in less-volatile sectors such as health care and electric utilities. At the same time, I pared back the fund's telecommunications investments. These moves were intended to moderate the fund's short-term risk yet stay positioned for future gains should the climate for high-yield investing suddenly improve.

Q. How did the health care and utilities investments you mentioned affect fund performance?

A. They provided a nice boost. For example, a significant holding in Tenet Healthcare, a large hospital company, helped the fund. Investors were eager to invest in high-quality securities during the difficult market environment. As a result, they snapped up Tenet's bonds after the company's credit rating was upgraded. The fund also benefited from its investments in two California electric utilities, Pacific Gas and Electric and Edison International. Both businesses continued to successfully restructure after last year's state energy crisis.

Q. Which of your investments were disappointments?

A. The biggest was Nextel, which was the fund's top holding as of October 31. Investors worried whether the telecom company would be able to attract enough new customers in light of the slowing economy. Consequently, Nextel's bonds did poorly during much of the period, though they did recover somewhat after the firm's favorable third-quarter earnings report. Huntsman Corporation, a company involved in chemical manufacturing, was another weak performer for the fund. As the economy weakened, demand for its products started to dry up. In turn, bond investors worried whether Huntsman could generate enough cash to meet its debt obligations. Primedia, a large magazine publisher and media company, dragged down fund performance as well. The company was hurt by a sharp slowdown in advertising revenue and by its recent expansion into electronic media as the "dot-com" bubble burst.

Q. What do you see ahead for high-yield investing and the fund, Fred?

A. In the near term, I expect continued uncertainty in the high-yield market. The Federal Reserve Board is trying to revive the economy by actively cutting interest rates, yet corporate earnings are expected to remain weak for at least the next quarter or two. But despite this uncertainty, I think there are still attractive high-yield opportunities out there. Spreads - the difference in available yields - between high-yield investments and Treasuries are at the widest levels in a decade. As the economy approaches a potential low point, I think the stage may be set for better times ahead for the high-yield market and the fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; growth of capital may also be considered

Fund number: 455

Trading symbol: SPHIX

Start date: August 29, 1990

Size: as of October 31, 2001, more than $1.5 billion

Manager: Fred Hoff, since 2000; high-yield subportfolio manager, several Fidelity asset allocation funds, 1997-present; high-yield analyst, 1991-2000; joined Fidelity in 1991

3

Frederick Hoff on investing in the cable sector:

"Cable represents the fund's largest sector weighting and has been one of my longstanding favorite areas of investment. Cable companies are often strong investments for a high-yield bond fund because companies in the industry have tended to be very solid and offer stable cash flows. During the reporting period, we continued to look to the area because these companies experienced strong revenue growth from new digital television services. They also enjoyed increased demand for high-speed Internet access. This combination of attractive growth potential with stable cash flows has, in our experience, made cable an excellent place to be invested.

"During the past six months, our weighting in cable companies declined modestly. That's primarily because we reduced our exposure to a handful of European cable companies. Most of these firms were unlike the typical U.S. cable company we invest in, being somewhat more entrepreneurial ventures offering less stable cash flows. Our weighting in traditional U.S.-based cable firms, however, remained fairly consistent during the period.

"During the period, cable companies generated strong performance for the fund, as investors were eager to invest in companies with a lot of cash. Examples of the fund's largest holdings during the past six months included Cablevision and Charter Communications."

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	4.7	6.1
CSC Holdings, Inc.	2.7	5.9
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	2.8	1.7
AES Corp.	2.0	1.5
CMS Energy Corp.	1.9	1.3
	14.1
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	16.0	20.8
Telecommunications	11.7	22.0
Electric Utilities	7.6	2.8
Healthcare	7.4	4.0
Technology	3.7	3.1
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.0
Baa	4.4	1.2
Ba	25.5	14.7
B	38.9	43.3
Caa, Ca, C	8.9	13.6
D	0.0	0.0
Not Rated	2.2	1.0

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 2.2% and 1% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Nonconvertible Bonds 72.9%		Nonconvertible Bonds 65.9%
	Convertible Bonds, Preferred Stocks 15.1%		Convertible Bonds, Preferred Stocks 20.6%
	Common Stocks 2.8%		Common Stocks 3.1%
	Other Investments 1.2%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 8.1%
* Foreign investments	6.8%	** Foreign investments	8.3%

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 5.4%
Aerospace - 0.0%
Hexcel Corp. 7% 8/1/03	Caa2	$ 570	$ 322
Broadcasting - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa2	10,240	7,910
Healthcare - 2.7%
Tenet Healthcare Corp. 6% 12/1/05	Ba1	29,250	28,519
Total Renal Care Holdings:
7% 5/15/09 (g)	B3	9,360	8,763
7% 5/15/09	B2	5,900	5,524
			42,806
Hotels - 0.8%
Hilton Hotels Corp. 5% 5/15/06	Ba1	14,530	12,114
Super Retail - 1.4%
Sunglass Hut International, Inc.:
5.25% 6/15/03 (g)	B2	17,730	16,489
5.25% 6/15/03	B3	5,780	5,375
			21,864
TOTAL CONVERTIBLE BONDS			85,016
Nonconvertible Bonds - 72.9%
Air Transportation - 0.6%
Air Canada 10.25% 3/15/11	B1	3,440	1,410
Delta Air Lines, Inc.:
7.9% 12/15/09	Ba2	3,990	3,312
8.3% 12/15/29	Ba2	1,080	821
Northwest Airlines, Inc. 8.875% 6/1/06	Ba3	5,000	3,800
			9,343
Auto Parts Distribution - 0.2%
Accuride Corp. 9.25% 2/1/08	Caa1	580	261
Lear Corp.:
7.96% 5/15/05	Ba1	1,080	1,088
8.11% 5/15/09	Ba1	1,330	1,337
			2,686
Automotive - 1.0%
AutoNation, Inc. 9% 8/1/08 (g)	Ba2	3,000	2,933
Cambridge Industries, Inc. 10.25% 7/15/07 (d)	-	2,230	335
Dana Corp. 6.25% 3/1/04	Ba1	2,000	1,820
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - continued
Dura Operating Corp. 9% 5/1/09	B2	$ 5,000	$ 4,275
Navistar International Corp. 9.375% 6/1/06	Ba1	6,920	6,851
			16,214
Broadcasting - 0.4%
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	3,000	3,008
Radio One, Inc. 8.875% 7/1/11 (g)	B3	2,715	2,824
			5,832
Building Materials - 0.3%
American Standard, Inc. 7.375% 4/15/05	Ba2	4,990	5,090
Cable TV - 13.3%
Adelphia Communications Corp.:
7.75% 1/15/09	B2	8,060	6,770
10.5% 7/15/04	B2	9,000	8,820
Cable Satisfaction International, Inc. yankee 12.75% 3/1/10	Caa2	4,120	1,895
Century Communications Corp. 0% 1/15/08	B2	25,355	11,663
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	B2	2,200	2,101
8.625% 4/1/09	B2	23,800	22,610
9.625% 11/15/09	B2	8,800	8,778
11.125% 1/15/11	B2	8,400	8,862
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	B3	15,900	12,402
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B3	18,920	7,379
11.75% 12/15/05	B3	3,260	1,565
Echostar Broadband Corp. 10.375% 10/1/07	B1	19,000	19,950
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	19,990	20,790
International Cabletel, Inc. 11.5% 2/1/06	B3	31,100	18,038
NTL Communications Corp. 11.5% 10/1/08	B3	6,965	4,075
NTL, Inc. 0% 4/1/08 (e)	B3	22,265	8,683
Pegasus Communications Corp. 12.5% 8/1/17	B3	19,250	17,710
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	6,395	3,581
Telewest Communications PLC yankee:
0% 4/15/09 (e)	B2	2,400	1,056
11.25% 11/1/08	B2	2,000	1,640
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest PLC yankee:
9.625% 10/1/06	B2	$ 2,560	$ 1,971
11% 10/1/07	B2	18,392	14,070
United Pan-Europe Communications NV:
0% 11/1/09 (e)	Caa3	20,500	1,640
yankee:
10.875% 11/1/07	Caa3	5,000	800
10.875% 8/1/09	Caa3	2,705	406
			207,255
Capital Goods - 1.3%
Numatics, Inc. 9.625% 4/1/08	Caa2	5,971	3,165
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B-	4,557	3,873
Roller Bearing Holding, Inc. 0% 6/15/09 (e)(g)	-	22,220	11,999
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	1,900	760
			19,797
Chemicals - 3.3%
Equistar Chemicals LP/Equistar Funding Corp. 10.125% 9/1/08 (g)	Ba2	2,000	1,840
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	8,390	7,090
Huntsman Corp.:
9.5% 7/1/07 (g)	Ca	21,240	1,062
9.5% 7/1/07 (g)	Ca	13,080	654
IMC Global, Inc.:
10.875% 6/1/08 (g)	Ba1	15,000	15,300
11.25% 6/1/11 (g)	Ba1	5,000	5,100
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	1,000	950
9.875% 5/1/07	Ba3	15,825	15,192
Sterling Chemicals, Inc. 12.375% 7/15/06 (d)	Ca	5,210	4,324
			51,512
Consumer Products - 1.2%
Omega Cabinets Ltd. 10.5% 6/15/07	B3	9,810	10,006
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	160	146
9.4% 12/1/02 (f)	Ba2	360	367
10% 11/1/08 (g)	Ba3	2,710	2,730
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Quaker State Corp. 6.625% 10/15/05	Ba2	$ 2,980	$ 2,831
Revlon Consumer Products Corp. 8.125% 2/1/06	Caa1	3,080	2,325
			18,405
Containers - 0.6%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2	3,060	3,213
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	4,083	3,471
7.35% 5/15/08	B3	680	547
7.5% 5/15/10	B3	320	250
7.85% 5/15/04	B3	140	123
8.1% 5/15/07	B3	1,290	1,064
			8,668
Diversified Financial Services - 2.5%
American Airlines pass through trust 7.8% 4/1/08 (g)	Baa2	5,000	4,988
CanWest Media, Inc. 10.625% 5/15/11	B2	6,065	6,368
Finova Group, Inc. 7.5% 11/15/09	-	4,000	1,460
GS Escrow Corp. 7% 8/1/03	Ba1	25,000	25,614
			38,430
Diversified Media - 1.7%
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	25,890	23,301
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	2,500	2,625
			25,926
Electric Utilities - 7.6%
AES Corp.:
8.5% 11/1/07	Ba2	4,425	3,717
8.75% 12/15/02	Ba1	9,110	9,269
8.75% 6/15/08	Ba1	2,000	1,840
8.875% 2/15/11	Ba1	13,000	11,830
9.375% 9/15/10	Ba1	3,460	3,218
9.5% 6/1/09	Ba1	2,000	1,900
Calpine Corp. 8.5% 2/15/11	Baa3	3,000	3,030
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.:
8.125% 5/15/02	Ba3	$ 9,240	$ 9,286
8.375% 7/1/03	Ba3	14,840	14,914
9.875% 10/15/07	Ba3	4,330	4,644
Edison Mission Energy 10% 8/15/08 (g)	Baa3	9,420	9,985
Mission Energy Holding Co. 13.5% 7/15/08 (g)	Ba2	10,020	11,172
Pacific Gas & Electric Co. 7.375% 11/1/05 (d)(g)	Caa2	1,000	1,010
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	20,520	22,469
Southern California Edison Co. 8.95% 11/3/03 (d)	Caa2	10,000	9,700
			117,984
Energy - 2.8%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.: 8.875% 2/15/08	Ba3	5,610	5,806
8.875% 2/15/08 (g)	Ba3	740	766
Chesapeake Energy Corp.:
8.125% 4/1/11	B2	16,565	16,192
8.375% 11/1/08 (g)	B2	4,000	3,980
Cross Timbers Oil Co. 9.25% 4/1/07	Ba3	1,000	1,058
Hanover Equipment Trust:
8.5% 9/1/08 (g)	Ba3	2,520	2,646
8.75% 9/1/11 (g)	Ba3	3,100	3,224
Nuevo Energy Co.:
9.375% 10/1/10	B1	5,905	5,698
9.5% 6/1/08	B1	2,635	2,569
Petsec Energy, Inc. 9.5% 6/15/07 (d)	-	1,666	33
Westport Resources Corp. 8.25% 11/1/11 (g)	Ba3	1,960	1,960
			43,932
Entertainment/Film - 0.7%
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	10,485	8,283
9.625% 8/1/08	Caa2	2,510	2,108
			10,391
Environmental - 1.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,570	2,570
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
7.625% 1/1/06	Ba3	$ 13,995	$ 13,855
10% 8/1/09	B2	5,675	5,732
			22,157
Food and Drug Retail - 1.0%
Rite Aid Corp.:
7.125% 1/15/07	Caa2	4,995	4,096
12.5% 9/15/06 (g)	-	10,565	11,199
			15,295
Food/Beverage/Tobacco - 0.7%
Del Monte Corp. 9.25% 5/15/11	B3	9,015	9,376
Smithfield Foods, Inc. 8% 10/15/09 (g)	Ba2	1,590	1,646
			11,022
Gaming - 2.3%
Alliance Gaming Corp. 10% 8/1/07	B3	2,000	2,015
International Game Technology 7.875% 5/15/04	Ba1	440	454
Mandalay Resort Group 9.5% 8/1/08	Ba2	5,385	5,385
MGM Mirage, Inc. 9.75% 6/1/07	Ba1	7,300	7,227
Park Place Entertainment Corp. 8.125% 5/15/11	Ba1	12,000	11,070
Station Casinos, Inc. 8.375% 2/15/08	Ba3	8,330	8,330
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (g)	Ba3	1,025	917
			35,398
Healthcare - 4.7%
ALARIS Medical, Inc. 11.625% 12/1/06 (g)	B2	680	719
AmerisourceBergen Corp. 8.125% 9/1/08 (g)	Ba3	1,830	1,931
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	5,000	5,250
Columbia/HCA Healthcare Corp.:
6.91% 6/15/05	Ba1	4,200	4,326
7% 7/1/07	Ba1	6,500	6,663
DaVita, Inc. 9.25% 4/15/11	B2	3,385	3,554
Dynacare, Inc. yankee 10.75% 1/15/06	B2	10,523	10,944
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	17,360	8,854
HealthSouth Corp. 8.375% 10/1/11 (g)	Ba1	3,260	3,456
Insight Health Services Corp. 9.875% 11/1/11 (g)	B3	2,000	2,068
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International (SCI):
6% 12/15/05	B1	$ 2,680	$ 2,425
6.875% 10/1/07	B1	2,535	2,205
7.2% 6/1/06	B1	630	554
7.375% 4/15/04	B1	2,710	2,602
Triad Hospitals, Inc. 8.75% 5/1/09	B1	7,675	8,212
Unilab Corp. 12.75% 10/1/09	B3	8,395	9,654
			73,417
Homebuilding/Real Estate - 0.6%
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	1,660	1,589
8% 2/1/09	Ba1	690	680
Lennar Corp. 9.95% 5/1/10	Ba1	1,090	1,174
LNR Property Corp. 9.375% 3/15/08	Ba3	1,000	960
WCI Communities, Inc. 10.625% 2/15/11	B1	4,440	4,429
			8,832
Hotels - 1.6%
HMH Properties, Inc. 7.875% 8/1/08	Ba2	14,580	12,612
Host Marriott LP 8.375% 2/15/06	Ba2	12,040	10,896
ITT Corp.:
6.75% 11/15/03	Ba1	560	543
6.75% 11/15/05	Ba1	1,600	1,508
			25,559
Insurance - 0.1%
Conseco, Inc. 6.4% 2/10/03	Baa3	2,000	1,180
Leisure - 1.5%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	18,000	18,000
Premier Parks, Inc. 9.75% 6/15/07	B3	5,500	5,528
			23,528
Metals/Mining - 1.5%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	16,015	12,011
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3	4,050	4,010
Kaiser Aluminum & Chemical Corp. 10.875% 10/15/06	B3	2,000	1,500
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	2,543	763
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	6,680	5,945
			24,229
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Miscellaneous - 0.2%
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	$ 2,370	$ 2,512
Paper - 2.2%
Container Corp. of America 9.75% 4/1/03	B2	7,380	7,528
Gaylord Container Corp.:
9.375% 6/15/07	Caa2	21,515	16,244
9.875% 2/15/08	Ca	20,060	6,018
Norske Skog Canada Ltd. 8.625% 6/15/11 (g)	Ba2	840	865
Stone Container Corp. 12.58% 8/1/16 (h)	B2	3,990	4,110
			34,765
Publishing/Printing - 1.0%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	16,420	15,230
Railroad - 0.8%
TFM SA de CV yankee 10.25% 6/15/07	B1	14,980	13,182
Restaurants - 2.9%
Domino's, Inc. 10.375% 1/15/09	B3	18,190	19,327
NE Restaurant, Inc. 10.75% 7/15/08	B3	12,280	9,578
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	12,000	12,660
8.875% 4/15/11	Ba1	3,000	3,165
			44,730
Shipping - 0.4%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	6,000	6,060
Super Retail - 1.3%
JCPenney Co., Inc.:
7.4% 4/1/37	Ba2	1,540	1,478
7.6% 4/1/07	Ba2	4,150	3,963
Kmart Corp.:
8.375% 7/1/22	Baa3	4,502	3,151
12.5% 3/1/05	Baa3	9,880	9,880
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (d)	-	2,090	10
7.6% 8/1/07 (d)	-	14,010	420
7.875% 8/1/03 (d)	-	15,180	455
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (g)	B3	1,330	1,357
			20,714
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - 3.6%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	$ 2,470	$ 2,606
Anteon Corp. 12% 5/15/09	B3	5,000	5,200
ChipPAC International Ltd. 12.75% 8/1/09	B3	11,240	8,318
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	15,000	14,775
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2	2,500	2,513
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba2	1,000	1,035
Micron Technology, Inc. 6.5% 9/30/05 (i)	B3	20,000	16,400
Xerox Corp.:
5.5% 11/15/03	Ba1	3,000	2,400
7.15% 8/1/04	Ba1	4,230	3,553
			56,800
Telecommunications - 7.0%
American Cellular Corp. 9.5% 10/15/09	B2	5,000	5,050
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	2,000	460
Call-Net Enterprises, Inc. yankee 8% 8/15/08	Ca	9,000	2,790
Concentric Network Corp. 12.75% 12/15/07	CCC	2,460	443
Covad Communications Group, Inc.:
0% 3/15/08 (d)(e)	C	3,520	458
12% 2/15/10 (d)	C	4,450	801
Crown Castle International Corp. 10.75% 8/1/11	B3	9,000	8,325
CTI Holdings SA yankee 0% 4/15/08 (e)	Caa3	8,000	1,520
Dobson Communications Corp. 10.875% 7/1/10	B3	3,080	3,296
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa3	10,055	1,006
Impsat Fiber Networks, Inc. 12.375% 6/15/08	Caa3	5,540	277
Intermedia Communications, Inc.:
0% 7/15/07 (e)	Baa2	5,000	4,975
0% 3/1/09 (e)	Baa3	60	52
KMC Telecom Holdings, Inc.:
0% 2/15/08 (e)	Caa2	9,194	368
13.5% 5/15/09	Caa2	25,795	1,806
McLeodUSA, Inc.:
8.125% 2/15/09	B2	7,578	1,667
8.375% 3/15/08	B3	2,000	440
11.375% 1/1/09	B3	2,155	560
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	$ 32,604	$ 19,562
Nextel Communications, Inc.:
9.375% 11/15/09	B1	13,000	9,100
12% 11/1/08	B1	13,000	10,140
NEXTLINK Communications, Inc.:
0% 12/1/09 (e)	Caa1	2,710	190
9% 3/15/08	Caa1	6,925	1,247
10.5% 12/1/09	Caa1	8,290	1,492
10.75% 11/15/08	B3	7,430	1,486
Ono Finance PLC 13% 5/1/09	Caa1	5,460	3,822
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (g)(h)	B1	3,949	3,633
yankee 10.125% 11/1/04	B3	5,460	3,290
SBA Communications Corp. 10.25% 2/1/09	B3	5,000	4,000
Spectrasite Holdings, Inc.:
0% 4/15/09 (e)	B3	8,420	2,400
0% 3/15/10 (e)	B3	2,550	612
10.75% 3/15/10	B3	4,810	2,646
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	2,870	3,315
Tritel PCS, Inc. 10.375% 1/15/11	B3	6,765	7,746
			108,975
Textiles & Apparel - 0.6%
Levi Strauss & Co. 6.8% 11/1/03	B2	12,000	9,480
TOTAL NONCONVERTIBLE BONDS			1,134,530
TOTAL CORPORATE BONDS (Cost $1,462,227)			1,219,546
Asset-Backed Securities - 0.4%

Airplanes pass through trust 10.875% 3/15/19 (Cost $16,275)	Ba2	18,080	6,328
Common Stocks - 2.8%
	Shares
Broadcasting - 1.0%
EchoStar Communications Corp. Class A (a)	650,860	15,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Cable TV - 0.0%
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	4,120	$ 0
Capital Goods - 0.1%
Terex Corp. (a)	50,000	811
Consumer Services - 0.2%
Spincycle LLC:
Class A	418,003	3,787
Class F	2,936	27
		3,814
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (i)	13,662,268	273
Diversified Financial Services - 0.0%
ECM Corp. LP (g)	5,400	464
Food and Drug Retail - 0.8%
Pathmark Stores, Inc. (a)	432,692	10,203
Pathmark Stores, Inc. warrants 9/19/10 (a)	157,574	1,418
Rite Aid Corp.	68,436	378
		11,999
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (i)	79,800	0
Class B (i)	19,817	0
		0
Telecommunications - 0.5%
AT&T Latin America Corp. (a)	118,500	178
McCaw International Ltd. warrants 4/16/07 (a)(g)	64,950	0
Nextel Communications, Inc.	956,340	7,603
Ono Finance PLC rights 5/31/09 (a)(g)	7,460	15
		7,796
Textiles & Apparel - 0.2%
Arena Brands Holdings Corp. Class B	143,778	3,594
TOTAL COMMON STOCKS (Cost $35,985)		43,844
Preferred Stocks - 9.7%

Convertible Preferred Stocks - 0.0%
Telecommunications - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	884,049	9
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 9.7%
Banks and Thrifts - 0.7%
California Federal Preferred Capital Corp. Series A, $2.2812	406,190	$ 10,155
Broadcasting - 0.2%
Granite Broadcasting Corp. $127.50 pay-in-kind	18,517	3,333
Cable TV - 2.7%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	141,137	14,678
Series M, $11.125 pay-in-kind	271,551	28,106
		42,784
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust II $88.75	10,430	10,408
Homebuilding/Real Estate - 0.5%
Swerdlow Real Estate Group, Inc.:
junior (i)	19,817	0
mezzanine (i)	79,800	0
senior (i)	79,800	8,309
		8,309
Publishing/Printing - 0.8%
PRIMEDIA, Inc.:
Series D, $10.00	187,070	7,483
Series F, $9.20	108,856	4,354
		11,837
Technology - 0.1%
Ampex Corp. 8% non-cumulative	614	958
Telecommunications - 4.0%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	26,217	1,049
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	13,500	9,450
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	6,228	6,633
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	35,609	14,600
Series E, $111.25 pay-in-kind	82,280	30,851
		62,583
TOTAL NONCONVERTIBLE PREFERRED STOCKS		150,367
TOTAL PREFERRED STOCKS (Cost $267,155)		150,376
Floating Rate Loans - 0.8%
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
Containers - 0.6%
Owens-Illinois, Inc. term loan 4.9378% 3/31/04 (h)	-	$ 9,500	$ 8,835
Telecommunications - 0.2%
McLeodUSA, Inc. Tranche B term loan 5.72% 5/30/08 (h)	Ba2	1,500	1,020
NEXTLINK Communications, Inc. Tranche B term loan 0% 6/30/07 (h)	B3	2,490	1,370
			2,390
Textiles & Apparel - 0.0%
Pillowtex Corp. Tranche A term loan 5.9744% 1/31/02 (h)	Caa2	2,256	722
TOTAL FLOATING RATE LOANS (Cost $13,324)			11,947
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 2.81% (c) (Cost $110,086)	110,086,409	110,086
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.6%, dated 10/31/01 due 11/1/01 (Cost $7,083)	$ 7,084	7,083
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,912,135)		1,549,210
NET OTHER ASSETS - 0.5%		7,854
NET ASSETS - 100%		$ 1,557,064
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,837,000 or 9.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 7/15/99	$ 15,825
Swerdlow Real Estate Group, Inc.: Class A	1/15/99	$ 11
Class B	1/15/99	$ 3
junior	1/15/99	$ 3
mezzanine	1/15/99	$ 79
senior	1/15/99	$ 7,619
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.5%
Baa	4.4%	BBB	6.3%
Ba	25.5%	BB	23.5%
B	38.6%	B	37.5%
Caa	7.8%	CCC	4.4%
Ca, C	1.0%	CC, C	0.6%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 2.2%. FMR has determined that unrated debt securities that are lower quality account for 2.2% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $471,541,000 and $748,527,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,982,000 or 1.6% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $47,184,000. The weighted average interest rate was 3.98%. Interest earned from the interfund lending program amounted to $37,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $9,664,000. The weighted average interest rate was 2.75%. At period end there were no bank borrowings outstanding.

Loans & Other Direct Debt Instruments
The fund invested in loans and loan participants, trade claims or other receivables. At period end the value of these investments amounted to $11,947,000 or 0.8% of net assets.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,889,303,000. Net unrealized depreciation aggregated $340,093,000, of which $77,920,000 related to appreciated investment securities and $418,013,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $364,633,000 all of which will expire on April 30, 2009.
The fund intends to elect to defer to its fiscal year ending April 30, 2002 approximately $228,233,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $7,083) (cost $1,912,135) - See accompanying schedule		$ 1,549,210
Cash		1
Receivable for investments sold		10,872
Receivable for fund shares sold		428
Dividends receivable		1,140
Interest receivable		37,813
Other receivables		34
Total assets		1,599,498
Liabilities
Payable for investments purchased	$ 35,709
Payable for fund shares redeemed	2,642
Distributions payable	2,984
Accrued management fee	751
Other payables and accrued expenses	348
Total liabilities		42,434
Net Assets		$ 1,557,064
Net Assets consist of:
Paid in capital		$ 2,641,019
Undistributed net investment income		152,807
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(873,835)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(362,927)
Net Assets, for 193,799 shares outstanding		$ 1,557,064
Net Asset Value, offering price and redemption price per share ($1,557,064 ÷ 193,799 shares)		$8.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Dividends		$ 14,924
Interest		100,507
Total income		115,431
Expenses
Management fee	$ 5,395
Transfer agent fees	1,311
Accounting fees and expenses	264
Non-interested trustees' compensation	3
Custodian fees and expenses	27
Registration fees	24
Audit	98
Legal	6
Interest	1
Miscellaneous	88
Total expenses before reductions	7,217
Expense reductions	(14)	7,203
Net investment income		108,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(297,252)
Change in net unrealized appreciation (depreciation) on:
Investment securities	9,410
Assets and liabilities in foreign currencies	(1)	9,409
Net gain (loss)		(287,843)
Net increase (decrease) in net assets resulting from operations		$ (179,615)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 108,228	$ 270,615
Net realized gain (loss)	(297,252)	(552,668)
Change in net unrealized appreciation (depreciation)	9,409	(17,578)
Net increase (decrease) in net assets resulting from operations	(179,615)	(299,631)
Distributions to shareholders from net investment income	(81,302)	(219,852)
Share transactions Net proceeds from sales of shares	145,139	603,823
Reinvestment of distributions	59,052	160,015
Cost of shares redeemed	(545,148)	(1,078,668)
Net increase (decrease) in net assets resulting from share transactions	(340,957)	(314,830)
Redemption fees	1,060	1,978
Total increase (decrease) in net assets	(600,814)	(832,335)
Net Assets
Beginning of period	2,157,878	2,990,213
End of period (including undistributed net investment income of $152,807 and $125,881, respectively)	$ 1,557,064	$ 2,157,878
Other Information Shares
Sold	16,639	59,327
Issued in reinvestment of distributions	6,845	15,712
Redeemed	(63,052)	(105,890)
Net increase (decrease)	(39,568)	(30,851)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.250	$ 11.320	$ 13.080	$ 13.640	$ 12.480	$ 12.510
Income from Investment Operations
Net investment income D	.510 F	1.104	1.192	1.153	1.133	1.054
Net realized and unrealized gain (loss)	(1.356) F	(2.285)	(1.763)	(.344)	1.431	.192
Total from investment operations	(.846)	(1.181)	(.571)	.809	2.564	1.246
Less Distributions
From net investment income	(.379)	(.897)	(1.017)	(1.083)	(1.100)	(1.033)
From net realized gain	-	-	-	(.300)	(.310)	(.250)
In excess of net realized gain	-	-	(.093)	-	-	-
Return of capital	-	-	(.088)	-	-	-
Total distributions	(.379)	(.897)	(1.198)	(1.383)	(1.410)	(1.283)
Redemption fees added to paid in capital	.005	.008	.009	.014	.006	.007
Net asset value, end of period	$ 8.030	$ 9.250	$ 11.320	$ 13.080	$ 13.640	$ 12.480
Total Return B, C	(9.29)%	(10.77)%	(4.48)%	6.91%	21.62%	10.57%
Ratios to Average Net Assets E
Expenses before expense reductions	.77% A	.74%	.75%	.80%	.80%	.80%
Expenses net of voluntary waivers, if any	.77% A	.74%	.75%	.80%	.80%	.80%
Expenses net of all reductions	.76% A	.74%	.74%	.80%	.80%	.80%
Net investment income	11.49% A	10.68%	9.85%	9.20%	8.57%	8.51%
Supplemental Data
Net assets, end of period (in millions)	$ 1,557	$ 2,158	$ 2,990	$ 3,374	$ 3,139	$ 1,890
Portfolio turnover rate	55% A	60%	50%	68%	85%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.046 and decrease net realized and unrealized gain (loss) per share by $.046. Without this change the ratio of net investment income to average net assets would have been 10.45%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $24,208,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on May 1, 2001.

The effect of this change during the period, was to increase net investment income by $9,734,000; decrease net unrealized appreciation/depreciation by $7,268,000; and decrease net realized gain (loss) by $2,466,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Forward Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $24,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9,000 and $4,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Frederick D. Hoff Jr., Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-SANN-1201 150006
1.538299.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond	7.91%	14.31%	43.54%	111.42%
LB Aggregate Bond	7.85%	14.56%	47.15%	113.19%
Intermediate Investment Grade Debt Funds Average	6.97%	13.37%	40.60%	104.15%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 335 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Investment Grade Bond	14.31%	7.50%	7.77%
LB Aggregate Bond	14.56%	8.03%	7.86%
Intermediate Investment Grade Debt Funds Average	13.37%	7.04%	7.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $21,142 - a 111.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,319 - a 113.19% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.90%	6.85%	6.09%	5.85%	6.55%	6.70%
Capital returns	5.01%	4.66%	-5.38%	-0.27%	3.99%	-0.28%
Total returns	7.91%	11.51%	0.71%	5.58%	10.54%	6.42%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.18¢	19.98¢	42.22¢
Annualized dividend rate	5.03%	5.42%	5.83%
30-day annualized yield	4.84%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.45 over the past one month, $7.31 over the past six months and $7.24 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

A sharp downturn in the economy, deepened by the September 11 terrorist attacks, further exacerbated a flight to safety in bonds by risk-averse investors during the six-month period ending October 31, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 7.85%. The Federal Reserve Board reduced the fed funds target rate five times during the period - in addition to four cuts earlier in the year - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching levels not seen since the early 1990s. Early in the period, most spread sectors, particularly corporate bonds, performed well and garnered an edge over Treasuries, as investors shifted toward higher-yielding securities. Then on September 11, uncertainty and fear took over, inducing many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and government agency securities. This move ensured top billing for these two asset classes during the period. Treasuries were further bolstered by the U.S. government's decision to discontinue future issuance of the 30-year bond, which sent its price soaring and its yield plummeting to the lowest level in nearly three years. The Lehman Brothers Treasury and U.S. Agency indexes returned 9.35% and 8.45%, respectively, followed by the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes, which returned 7.93% and 6.58%, respectively.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months that ended October 31, 2001, the fund returned 7.91%, outpacing the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 6.97%. Fund performance also stacked up well relative to the Lehman Brothers Aggregate Bond Index, which returned 7.85% during the same period. For the 12 months that ended October 31, 2001, the fund returned 14.31%, while the Lipper average and Lehman Brothers index returned 13.37% and 14.56%, respectively.

Q. What drove investment-grade bonds during the past six months?

A. The Federal Reserve Board's monetary policy had a major influence on performance. Growing evidence of widespread weakness in the economy prompted the Fed to cut the fed funds target rate on five occasions during the period - in addition to the four prior cuts in 2001 - knocking it from 6.50% on the first of the year to 2.50% by October 31. As short-term interest rates fell, longer-term rates remained fairly stable as diminishing inflationary pressures were offset by the prospects of an eventual economic recovery. This resulted in a notable steepening of the Treasury yield curve - the spread between two- and 30-year bonds reached near decade-wide levels. It also induced a rally in the spread sectors. Corporate bonds made the strongest move, outperforming Treasuries for much of the period, as investors increasingly shifted toward higher-yielding securities. That advantage, however, was lost in the final month of the period. Deteriorating corporate profitability, combined with the tragic events of September 11 and already bleak near-term economic fundamentals, triggered a massive flight to safer government bonds.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped shape the fund's returns during this time frame?

A. The fund's corporate bond holdings had the biggest impact. Yield-curve positioning was important, as we emphasized the intermediate part of the curve where most of the spread tightening and, therefore, an increase in the price of those bonds, was concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key to performance, as we managed to capitalize on the volatility that marked the corporate market during the past six months. The decision to scale back on the fund's overweighting in corporates during the summer proved wise; we managed to lock in the strong performance of that sector before things soured.

Q. What was your strategy within corporates?

A. My focus on quality and diversification really paid off. Several issuers during the period failed to maintain investment-grade quality because they were running their balance sheets too aggressively in the face of an economic slowdown. We avoided many of them, though even the best credit analysis was incapable of shielding us from some companies that experienced severe financial stress. An effective defense proved to be a highly diversified portfolio, which prevented a handful of troubled securities from overwhelming the strong performance achieved through security selection in the rest of the portfolio. By leveraging Fidelity's research strength and trading capabilities, we were able to own smaller positions in more securities than our average peer, which helped reduce our risk exposure and limit our downside. Relative to the index, we benefited from overweighting banks, which enjoyed solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. Adding to our holdings in Yankee bonds - which are dollar-denominated securities issued by foreign entities - provided additional diversification and helped boost returns. Here, we primarily emphasized bonds issued by top-tier European banks and Canadian provinces.

Q. What other moves had an influence on performance?

A. As mortgage rates declined during the summer and prepayment risk was becoming a real issue, I began to increase our exposure to mortgage securities, which had cheapened considerably. The fact is, mortgage securities were offering a great yield, and I felt they warranted an overweighting despite the refinancing risk. Emphasizing longer-dated agencies also helped, as these issues benefited from both their implicit government backing and compelling valuations. The fund also picked up some extra yield outside of the benchmark by adding to positions in high-quality/low-volatility short-term asset-backed securities.

Q. What's your outlook?

A. There's an incredible amount of government stimulus - both fiscal and monetary - already in the pipeline, which could be a powerful tonic for the economy when it stages a recovery. I feel that the current flight to quality in Treasuries is excessive and that the non-Treasury sectors remain cheap. The good news for bondholders is that Treasuries now represent an increasingly smaller share - around 24% - of the overall investment-grade market. So, even if Treasury yields were to stay put, the other sectors still have lots of room to produce decent total returns. That said, I'm looking for ways to access those markets in a very diversified way to take advantage of how cheap they are and also to protect the fund from individual credit problems.

Fund Facts

Goal: high level of current income

Fund number: 026

Trading symbol: FBNDX

Start date: August 6, 1971

Size: as of October 31, 2001, more than $3.6 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant re-emphasizes the importance of bonds in today's investment equation:

"Diversification, when done properly, includes some equities, some bonds and some cash. Most people think of diversification as simply equities plus cash. The problem with that approach is that when equities are going through a rough patch, the yield on cash tends to decline. If you have no bonds in the equation, you've got nothing that's appreciating when equities are correcting. The point of diversification is to shoot for an equation of equities plus bonds, which is an effective diversified portfolio structure due to their offsetting risks.

"Take the past six months, for example. During this period of time, the return on money market instruments remained far less than that of most bonds and, of course, the return on equities was negative. Here, the recipe of stocks and cash alone was wholly ineffective.

"Surprise events, such as the tragedy on September 11, reinforced this concept by exposing weaknesses and strengths in companies and in portfolios, for that matter. Those companies not set up for surprise outcomes experienced excessive stress - on top of an already challenging business climate - and were not able to pay interest on their debt. Many fell out of the investment-grade universe; some went out of business entirely. Conversely, those companies or individuals that had constructed their portfolios in a diversified, careful way were in a much better financial situation and not scrambling when the event occurred."

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	51.4	51.7
Aa	5.1	4.3
A	12.8	10.0
Baa	17.9	16.0
Ba and Below	0.4	0.8
Not Rated	0.0	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	7.1	7.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	4.3	4.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 34.2%		Corporate Bonds 31.9%
	U.S. Government and Government Agency Obligations 52.6%		U.S. Government and Government Agency Obligations 57.5%
	Asset-Backed Securities 4.6%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 3.4%		CMOs and Other Mortgage Related Securities 2.7%
	Other Investments 2.1%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	8.6%	** Foreign investments	7.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.2%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	A3	$ 5,230	$ 4,910
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Ba2	3,165	2,152
Media - 3.3%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	10,750	11,043
Clear Channel Communications, Inc.:
6% 11/1/06	Baa3	14,000	14,158
7.875% 6/15/05	Baa3	7,485	8,067
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	6,275	6,521
Continental Cablevision, Inc. 8.3% 5/15/06	Baa1	3,190	3,560
Cox Communications, Inc. 7.75% 11/1/10	Baa2	9,500	10,438
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	11,800	10,846
News America Holdings, Inc.:
7.75% 1/20/24	Baa3	5,000	5,018
8% 10/17/16	Baa3	1,000	1,071
TCI Communications, Inc. 9.8% 2/1/12	Baa1	8,355	10,236
Time Warner Entertainment Co. LP:
8.375% 7/15/33	Baa1	28,015	31,937
9.625% 5/1/02	Baa1	8,000	8,244
			121,139
Multiline Retail - 0.5%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	7,945	8,498
Kmart Corp. 9.375% 2/1/06	Baa3	3,000	2,640
Target Corp. 5.4% 10/1/08	A2	6,995	6,998
			18,136
TOTAL CONSUMER DISCRETIONARY			146,337
CONSUMER STAPLES - 2.8%
Food & Drug Retailing - 0.4%
Kroger Co.:
6.8% 4/1/11	Baa3	5,000	5,341
8.05% 2/1/10	Baa3	7,985	9,108
			14,449
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 1.0%
ConAgra Foods, Inc.:
6.75% 9/15/11	Baa1	$ 10,495	$ 11,165
7.125% 10/1/26	Baa1	5,790	6,314
Kellogg Co.:
6.6% 4/1/11	Baa2	6,300	6,675
7.45% 4/1/31	Baa2	5,200	5,740
Sara Lee Corp. 6.25% 9/15/11	A3	8,160	8,595
			38,489
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	6,000	6,070
6.625% 9/15/04	Baa3	1,060	1,069
			7,139
Tobacco - 1.2%
Philip Morris Companies, Inc.:
6.95% 6/1/06	A2	13,000	14,137
7% 7/15/05	A2	4,900	5,320
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	22,860	23,823
			43,280
TOTAL CONSUMER STAPLES			103,357
ENERGY - 0.5%
Oil & Gas - 0.5%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	8,000	8,827
Oryx Energy Co. 8.125% 10/15/05	Baa2	4,285	4,699
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	4,480	4,925
			18,451
FINANCIALS - 15.3%
Banks - 4.2%
Banc One Corp. 7.25% 8/1/02	A1	2,000	2,057
Bank of America Corp. 7.8% 2/15/10	Aa3	16,300	18,280
Bank of Montreal 6.1% 9/15/05	A1	4,000	4,202
Bank One Corp. 7.875% 8/1/10	A1	4,695	5,293
BankBoston Corp. 6.625% 2/1/04	A3	4,000	4,256
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	3,785	4,377
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Capital One Bank 6.375% 2/15/03	Baa2	$ 4,550	$ 4,637
First Tennessee National Corp. 6.75% 11/15/05	A3	1,650	1,759
First Union Corp. 7.55% 8/18/05	A1	4,525	5,005
First Union National Bank, North Carolina 7.8% 8/18/10	A1	10,000	11,229
FleetBoston Financial Corp. 7.25% 9/15/05	A2	12,790	14,027
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	2,600	2,850
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	750	791
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	1,780	1,841
Korea Development Bank:
6.625% 11/21/03	Baa2	4,975	5,248
7.125% 4/22/04	Baa2	3,070	3,275
7.375% 9/17/04	Baa2	3,985	4,302
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,827
6.875% 11/15/02	Baa2	8,300	8,613
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	4,000	4,275
National Westminster Bank PLC yankee 7.375% 10/1/09	Aa2	2,935	3,250
PNC Funding Corp. 5.75% 8/1/06	A2	5,325	5,539
Providian National Bank 6.75% 3/15/02	Baa3	3,200	2,880
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A2	5,065	5,322
8.817% 3/31/49	A1	4,095	4,545
Union Planters Corp.:
6.75% 11/1/05	Baa2	3,000	3,161
7.75% 3/1/11	Baa2	5,765	6,338
Wells Fargo & Co. 6.375% 8/1/11	Aa3	7,615	7,936
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	2,900	3,282
Zions Bancorp 8.625% 10/15/02	Baa1	5,000	5,228
			155,625
Diversified Financials - 9.3%
American Gen. Finance Corp. 5.875% 7/14/06	A2	16,500	17,144
Amvescap PLC yankee 6.6% 5/15/05	A2	12,290	12,971
Associates Corp. of North America 6% 7/15/05	Aa1	9,500	10,049
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	17,330	18,686
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	3,200	3,562
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Capital One Financial Corp. 7.125% 8/1/08	Baa3	$ 5,490	$ 5,094
CIT Group, Inc. 5.5% 2/15/04	A2	2,240	2,317
Citigroup, Inc. 7.25% 10/1/10	Aa2	9,900	10,967
Conoco Funding Co. 6.35% 10/15/11	Baa1	6,125	6,195
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	9,825	10,145
5.5% 8/1/06	A3	5,900	6,044
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	Aa3	5,900	6,087
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	1,250	1,266
Ford Motor Credit Co.:
6.5% 1/25/07	A2	7,190	7,203
6.875% 2/1/06	A2	16,700	17,099
7.25% 10/25/11	A2	7,200	7,218
7.375% 10/28/09	A2	8,900	9,036
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	6,410	6,577
6.75% 1/15/06	A2	9,090	9,264
6.875% 9/15/11	A2	4,660	4,556
7.5% 7/15/05	A2	3,000	3,163
7.75% 1/19/10	A2	4,600	4,826
Household Finance Corp. 6.5% 1/24/06	A2	4,400	4,651
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	5,300	6,278
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	15,850	17,772
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	11,510	12,005
6.75% 2/1/11	A1	6,245	6,600
Mellon Funding Corp. 7.5% 6/15/05	A1	2,150	2,390
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	8,700	9,269
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	4,330	4,617
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	6,400	7,013
7.875% 11/15/10	Baa2	7,485	8,469
Popular North America, Inc. 6.125% 10/15/06	A3	7,950	7,972
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	4,500	4,838
Sears Roebuck Acceptance Corp. 6.75% 8/15/11	A3	5,000	5,011
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	$ 4,405	$ 4,549
6.875% 11/15/28	Baa1	22,860	20,870
7.125% 1/30/06	Baa1	4,800	5,096
TCI Communications Financing III 9.65% 3/31/27	A3	4,500	5,056
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,445	2,421
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	10,400	10,548
6.75% 5/15/09	Baa1	3,980	4,045
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	5,400	6,259
Unilever Capital Corp. 6.875% 11/1/05	A1	5,000	5,454
			340,652
Insurance - 0.2%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	7,500	8,483
Real Estate - 1.6%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	4,005	4,204
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	2,490	2,584
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	4,226
EOP Operating LP:
6.5% 1/15/04	Baa1	7,290	7,687
6.625% 2/15/05	Baa1	15,250	16,175
6.75% 2/15/08	Baa1	5,560	5,667
ERP Operating LP 7.1% 6/23/04	A3	4,000	4,279
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	10,000	10,666
ProLogis Trust 6.7% 4/15/04	Baa1	1,715	1,799
			57,287
TOTAL FINANCIALS			562,047
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
Raytheon Co.:
5.7% 11/1/03	Baa3	4,800	4,951
7.9% 3/1/03	Baa3	6,410	6,760
			11,711
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	$ 1,735	$ 1,420
7.73% 9/15/12	Ba1	574	518
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A2	1,645	1,722
7.92% 11/18/10	A3	1,600	1,610
			5,270
Machinery - 0.6%
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	14,700	15,668
6.875% 1/15/29	Baa1	6,000	5,940
			21,608
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	10,000	10,405
CSX Corp.:
6.75% 3/15/11	Baa2	9,000	9,428
7.95% 5/1/27	Baa2	4,000	4,417
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	9,930	10,575
7.25% 2/15/31	Baa1	9,800	10,310
			45,135
TOTAL INDUSTRIALS			83,724
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.4%
International Business Machines Corp. 4.875% 10/1/06	A1	16,600	16,916
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Domtar, Inc. yankee 7.875% 10/15/11	Baa3	4,160	4,291
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.7%
AT&T Corp. 6.5% 3/15/29	A3	15,835	13,873
BellSouth Corp. 5% 10/15/06	Aa3	9,325	9,444
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	Baa1	$ 9,900	$ 11,218
8.875% 12/15/30	Baa1	16,000	18,892
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	3,300	3,770
8.125% 6/15/09 (c)	Baa1	11,000	12,417
Citizens Communications Co.:
8.5% 5/15/06	Baa2	5,455	5,905
9.25% 5/15/11	Baa2	3,445	3,883
Koninklijke KPN NV yankee:
8% 10/1/10	Baa3	5,500	4,682
8.375% 10/1/30	Baa3	6,000	4,737
SBC Communications, Inc. 5.75% 5/2/06	Aa3	16,190	16,890
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,395	5,571
Telefonica Europe BV 8.25% 9/15/30	A2	1,880	2,108
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	11,600	12,093
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	9,159	9,615
7.7% 7/20/29	Baa1	2,863	2,978
TELUS Corp. yankee 7.5% 6/1/07	Baa2	16,045	17,120
WorldCom, Inc. 8.25% 5/15/31	A3	16,203	16,582
			171,778
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 8.75% 3/1/31	Baa2	10,950	12,361
TOTAL TELECOMMUNICATION SERVICES			184,139
UTILITIES - 2.8%
Electric Utilities - 2.0%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	7,200	7,057
7.05% 12/11/07 (c)	Baa2	8,000	8,118
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	8,000	8,175
Florida Power & Light Co. 6.875% 12/1/05	Aa3	7,660	8,305
Hydro-Quebec 6.3% 5/11/11	A1	22,500	24,289
Illinois Power Co. 7.5% 6/15/09	Baa1	5,000	5,367
Israel Electric Corp. Ltd.:
7.75% 3/1/09 (c)	A3	2,000	2,106
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Israel Electric Corp. Ltd.: - continued
7.75% 12/15/27 (c)	A3	$ 10,790	$ 9,611
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,010	1,034
			74,062
Gas Utilities - 0.6%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	1,535	1,618
KeySpan Corp.:
7.25% 11/15/05	A3	4,390	4,798
7.625% 11/15/10	A3	3,240	3,653
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa2	6,400	7,042
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	3,000	3,242
Sempra Energy 7.95% 3/1/10	A2	2,115	2,265
			22,618
Multi-Utilities - 0.2%
Williams Companies, Inc. 7.125% 9/1/11	Baa2	4,585	4,755
TOTAL UTILITIES			101,435
TOTAL NONCONVERTIBLE BONDS (Cost $1,164,662)			1,220,697
U.S. Government and Government Agency Obligations - 12.4%

U.S. Government Agency Obligations - 3.7%
Fannie Mae:
4.45% 2/27/04	Aaa	10,000	10,070
5.25% 6/15/06	Aaa	8,975	9,462
5.5% 5/2/06	Aa2	11,250	11,874
6.25% 2/1/11	Aa2	4,355	4,706
7.125% 6/15/10	Aaa	7,810	9,080
7.25% 1/15/10	Aaa	20,750	24,248
Federal Home Loan Bank 5% 2/28/03	Aaa	12,140	12,567
Financing Corp. - coupon STRIPS 0% 3/7/05	Aaa	11,375	10,025
Freddie Mac:
5.875% 3/21/11	Aa2	24,670	25,984
6.75% 3/15/31	Aaa	14,180	16,398
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			134,414
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	$ 42,392	$ 48,970
6.25% 5/15/30	Aaa	23,170	27,583
11.25% 2/15/15	Aaa	67,790	111,472
U.S. Treasury Notes:
5% 8/15/11	Aaa	84,305	89,179
5.75% 11/15/05	Aaa	23,910	26,017
6.5% 2/15/10	Aaa	15,550	18,040
TOTAL U.S. TREASURY OBLIGATIONS			321,261
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $428,483)			455,675
U.S. Government Agency - Mortgage Securities - 40.1%

Fannie Mae - 37.6%
5.5% 2/1/11 to 5/1/14	Aaa	13,110	13,420
5.5% 11/1/16 (d)	Aaa	39,000	39,512
6% 1/1/13 to 10/1/31	Aaa	164,860	167,548
6.5% 11/1/16 (d)	Aaa	69,000	71,760
6.5% 1/1/25 to 11/1/31	Aaa	596,735	613,959
7% 7/1/22 to 10/1/28	Aaa	45,441	47,488
7% 11/1/31 (d)	Aaa	309,723	322,790
7.5% 6/1/25 to 8/1/31 (e)	Aaa	88,522	92,929
8% 3/1/24 to 4/1/30 (e)	Aaa	7,674	8,147
9.5% 1/1/17 to 2/1/25	Aaa	1,599	1,747
12.5% 7/1/11 to 7/1/15	Aaa	104	121
TOTAL FANNIE MAE			1,379,421
Freddie Mac - 0.1%
8.5% 9/1/22 to 9/1/27	Aaa	3,709	3,962
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 2.4%
6% 10/15/08 to 4/15/31	Aaa	$ 45,108	$ 45,937
6.5% 3/15/26 to 12/15/28	Aaa	25,240	26,069
7% 1/15/26 to 10/15/28	Aaa	326	342
7.5% 10/15/05 to 8/15/28	Aaa	14,709	15,529
8% 9/15/24 to 10/15/25	Aaa	479	511
8.5% 1/15/31	Aaa	422	450
9% 12/15/19 to 4/15/23	Aaa	34	37
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			88,875
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,432,101)			1,472,258
Asset-Backed Securities - 3.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	4,600	4,879
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	4,700	4,699
Capital One Master Trust 5.45% 3/16/09	Aaa	11,000	11,469
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	A2	2,180	2,246
Discover Card Master Trust I:
5.75% 12/15/08	Aaa	20,000	21,168
5.85% 11/16/04	A2	5,000	5,100
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	4,400	4,593
5.71% 9/15/05	A2	2,495	2,622
7.03% 11/15/03	Aaa	1,119	1,142
Honda Auto Receivables Owner Trust 5.09% 10/18/06	Aaa	4,900	5,089
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	18,000	18,748
Key Auto Finance Trust:
6.3% 10/15/03	A2	115	115
6.65% 10/15/03	Baa3	79	80
MBNA Credit Card Master Note Trust:
3.94% 1/15/09 (f)	A2	33,400	33,400
5.75% 10/15/08	Aaa	5,500	5,843
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	$ 7,720	$ 8,417
7.5% 11/15/07	A2	3,950	4,254
TOTAL ASSET-BACKED SECURITIES (Cost $128,892)			133,864
Collateralized Mortgage Obligations - 0.3%

U.S. Government Agency - 0.3%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,787)	Aaa	10,122	10,729
Commercial Mortgage Securities - 2.0%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	6,067	6,302
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (c)(f)	Aa1	1,076	1,072
Class E, 4.4338% 1/10/13 (c)(f)	Baa1	12,080	12,027
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,700	4,140
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,740	6,020
Series 2001-CP4 Class AX, 0.9696% 12/15/35 (c)(h)	AAA	132,697	6,711
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	10,000	11,230
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	3,400	3,699
Class C1, 7.52% 5/15/06 (c)	A2	3,500	3,799
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	5,000	5,492
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (c)(f)	Baa3	5,000	4,903
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	9,000	9,602
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,947)			74,997
Foreign Government and Government Agency Obligations (i) - 1.7%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic 7.125% 1/11/12	Baa1	$ 5,695	$ 5,837
Malaysian Government:
7.5% 7/15/11	Baa2	1,575	1,645
yankee 8.75% 6/1/09	Baa2	2,525	2,870
Ontario Province 6% 2/21/06	Aa3	6,300	6,746
Quebec Province:
yankee 7.125% 2/9/24	A1	810	899
7% 1/30/07	A1	5,000	5,559
7.5% 9/15/29	A1	21,240	24,491
United Mexican States:
8.5% 2/1/06	Baa3	4,025	4,297
9.875% 2/1/10	Baa3	7,860	8,685
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,866)			61,029
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $11,925)	Aaa	12,000	13,234
Fixed-Income Funds - 4.0%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $146,000)	14,600,000	146,000
Cash Equivalents - 13.4%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $491,879)	$ 491,915	491,879
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $3,944,542)		4,080,362
NET OTHER ASSETS - (11.1)%		(409,022)
NET ASSETS - 100%		$ 3,671,340
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $117,857,000 or 3.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	69.0%	AAA, AA, A	66.0%
Baa	17.9%	BBB	17.4%
Ba	0.4%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $3,965,746,000 and $3,429,247,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,283,377,000 and $3,048,668,000, respectively.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,946,141,000. Net unrealized appreciation aggregated $134,221,000, of which $141,793,000 related to appreciated investment securities and $7,572,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $22,070,000 all of which will expire on April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,579 and repurchase agreements of $491,879) (cost $3,944,542) - See accompanying schedule		$ 4,080,362
Commitment to sell securities on a delayed delivery basis	$ (51,347)
Receivable for securities sold on a delayed delivery basis	51,104	(243)
Receivable for investments sold, regular delivery		18,930
Cash		205
Receivable for fund shares sold		16,541
Interest receivable		38,213
Total assets		4,154,008
Liabilities
Payable for investments purchased Regular delivery	32,501
Delayed delivery	430,551
Payable for fund shares redeemed	7,162
Distributions payable	652
Accrued management fee	1,275
Other payables and accrued expenses	638
Collateral on securities loaned, at value	9,889
Total liabilities		482,668
Net Assets		$ 3,671,340
Net Assets consist of:
Paid in capital		$ 3,532,358
Undistributed net investment income		1,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,951
Net unrealized appreciation (depreciation) on investments		135,577
Net Assets, for 487,122 shares outstanding		$ 3,671,340
Net Asset Value, offering price and redemption price per share ($3,671,340 ÷ 487,122 shares)		$7.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Interest		$ 99,385
Security lending		207
Total income		99,592
Expenses
Management fee	$ 7,001
Transfer agent fees	2,210
Accounting and security lending fees	323
Non-interested trustees' compensation	7
Custodian fees and expenses	90
Registration fees	146
Audit	25
Legal	9
Miscellaneous	181
Total expenses before reductions	9,992
Expense reductions	(108)	9,884
Net investment income		89,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		29,036
Change in net unrealized appreciation (depreciation) on:
Investment securities	133,837
Delayed delivery commitments	(838)	132,999
Net gain (loss)		162,035
Net increase (decrease) in net assets resulting from operations		$ 251,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 89,708	$ 152,805
Net realized gain (loss)	29,036	25,095
Change in net unrealized appreciation (depreciation)	132,999	77,633
Net increase (decrease) in net assets resulting from operations	251,743	255,533
Distributions to shareholders from net investment income	(89,202)	(153,873)
Share transactions Net proceeds from sales of shares	879,083	1,472,158
Reinvestment of distributions	85,164	145,780
Cost of shares redeemed	(431,300)	(874,132)
Net increase (decrease) in net assets resulting from share transactions	532,947	743,806
Total increase (decrease) in net assets	695,488	845,466
Net Assets
Beginning of period	2,975,852	2,130,386
End of period (including undistributed net investment income of $1,454 and $948, respectively)	$ 3,671,340	$ 2,975,852
Other Information Shares
Sold	120,028	207,025
Issued in reinvestment of distributions	11,603	20,591
Redeemed	(58,877)	(123,738)
Net increase (decrease)	72,754	103,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 7.180	$ 6.860	$ 7.250	$ 7.300	$ 7.020	$ 7.040
Income from Investment Operations Net investment income D	.200 F	.445	.433	.423	.441	.460
Net realized and unrealized gain (loss)	.360 F	.324	(.388)	(.022)	.282	(.020)
Total from investment operations	.560	.769	.045	.401	.723	.440
Less Distributions
From net investment income	(.200)	(.449)	(.435)	(.410)	(.443)	(.460)
From net realized gain	-	-	-	(.041)	-	-
Total distributions	(.200)	(.449)	(.435)	(.451)	(.443)	(.460)
Net asset value, end of period	$ 7.540	$ 7.180	$ 6.860	$ 7.250	$ 7.300	$ 7.020
Total Return B, C	7.91%	11.51%	0.71%	5.58%	10.54%	6.42%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.65%	.70%	.71%	.72%	.76%
Expenses net of voluntary waivers, if any	.61% A	.65%	.70%	.71%	.72%	.76%
Expenses net of all reductions	.61% A	.64%	.69%	.70%	.71%	.75%
Net investment income	5.49% A, F	6.31%	6.21%	5.77%	6.12%	6.53%
Supplemental Data
Net assets, end of period (in millions)	$ 3,671	$ 2,976	$ 2,130	$ 2,303	$ 1,909	$ 1,442
Portfolio turnover rate	225% A	226%	115%	167%	207%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.003 and increase net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 5.56%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $3,617,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on May 1, 2001.

The effect of this change during the period, was to decrease net investment income by $1,133,000; increase net unrealized appreciation/depreciation by $589,000; and increase net realized gain (loss) by $544,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,149,000 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6,000 and $102,000, respectively.

7. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund, managed by Strategic Advisers, Inc., an affiliate of FMR, was the record owner of approximately 13% of the total shares outstanding of the fund. In addition, the Fidelity Freedom Funds, in the aggregate, were record owners of approximately 28% of the outstanding shares of the fund.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond voted to pay on December 10, 2001, to shareholders of record at the opening of business on December 7, 2001, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Kevin E. Grant, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IGB-SANN-1201 149664
1.538655.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Short-Term Bond

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Short-Term Bond	5.27%	10.79%	37.27%	81.07%
LB 1-3 Year Govt/Credit Bond	5.54%	11.36%	39.72%	87.22%
Short Investment Grade Debt Funds Average	4.69%	9.93%	35.15%	80.81%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 120 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Short-Term Bond	10.79%	6.54%	6.12%
LB 1-3 Year Govt/Credit Bond	11.36%	6.92%	6.47%
Short Investment Grade Debt Funds Average	9.93%	6.20%	6.09%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,107 - an 81.07% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,722 - an 87.22% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.63%	6.53%	5.86%	5.85%	6.40%	6.55%
Capital returns	2.64%	2.96%	-2.65%	-0.23%	0.46%	-0.69%
Total returns	5.27%	9.49%	3.21%	5.62%	6.86%	5.86%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.53¢	22.26¢	48.57¢
Annualized dividend rate	4.68%	5.02%	5.57%
30-day annualized yield	4.14%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.89 over the past one month, $8.79 over the past six months and $8.72 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

A sharp downturn in the economy, deepened by the September 11 terrorist attacks, further exacerbated a flight to safety in bonds by risk-averse investors during the six-month period ending October 31, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 7.85%. The Federal Reserve Board reduced the fed funds target rate five times during the period - in addition to four cuts earlier in the year - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching levels not seen since the early 1990s. Early in the period, most spread sectors, particularly corporate bonds, performed well and garnered an edge over Treasuries, as investors shifted toward higher-yielding securities. Then on September 11, uncertainty and fear took over, inducing many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and government agency securities. This move ensured top billing for these two asset classes during the period. Treasuries were further bolstered by the U.S. government's decision to discontinue future issuance of the 30-year bond, which sent its price soaring and its yield plummeting to the lowest level in nearly three years. The Lehman Brothers Treasury and U.S. Agency indexes returned 9.35% and 8.45%, respectively, followed by the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes, which returned 7.93% and 6.58%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund

Q. How did the fund perform, Andy?

A. For the six-month period that ended October 31, 2001, the fund had a total return of 5.27%. To get a sense of how the fund did relative to its competitors, the return for the short investment grade debt funds average as tracked by Lipper Inc. was 4.69%. Additionally, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 5.54%. For the 12-month period that ended October 31, 2001, the fund had a total return of 10.79%. For the same 12-month period, the Lipper average returned 9.93% and the Lehman Brothers index returned 11.36%.

Q. What factors drove the fund's performance, and why did it outpace its peer average during the six-month period?

A. The fund's gains were propelled by rapidly declining short-term interest rates, which caused short-term bond yields to fall and their prices - which move opposite their yields - to rise. From May through the end of October, the Federal Reserve Board cut interest rates on five separate occasions by a total of two percentage points. The early cuts were aimed at reviving a sluggish economy. The final two cuts - which took place after the events of September 11 - were designed to stabilize the global financial markets and prevent a recession from deepening. Short-maturity and, to a lesser extent, intermediate-term bonds dramatically outperformed longer-term securities during the period because longer-term bond yields and prices aren't as closely linked to Fed actions. Against that backdrop, U.S. Treasury securities saw the biggest gains, followed by agency, corporate and mortgage securities. Much of the fund's outperformance of its peers can be traced in part to its defensive positioning within the corporate bond sector.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you explain that defensive positioning and why it was beneficial?

A. Sure. The defensive stance was a two-tiered approach. First, I focused on subsectors of the corporate market that traditionally hold up well during economic slumps, including utilities, and sectors that were already priced to reflect a potential slowdown, such as real estate investment trusts. I also made some additions to the fund's stake in corporate bonds with higher credit ratings. That said, the fund's stake in lower-quality bonds trailed their higher-quality counterparts as the economy deteriorated.

Q. How did the fund's stake in mortgage securities - which made up about 13% of investments at the end of the period - affect performance?

A. Mortgage securities performed well and were a positive contributor to the fund's performance. In fact, prices of many of the most actively traded U.S. mortgage securities rose to historic highs at the end of October, thanks to investors' growing appetite for high-quality, higher-yielding alternatives to U.S. Treasury securities. That said, the mortgage market had to contend with a large wave of refinancing activity as falling interest rates spurred record numbers of borrowers to refinance their home loans at lower interest rates. Investors typically dislike prepayment because it potentially forces them to reinvest the proceeds at lower prevailing interest rates. My selection of various securities within the mortgage market also was a plus for performance. I emphasized mortgage securities that had some measure of protection against prepayments and, as a result, performed relatively well. These included 15-year mortgage securities, collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities.

Q. Were there any disappointments?

A. The fund's stake in agency securities was small relative to the market overall, which was somewhat of a short-term disadvantage given how well they performed during the year. Various government proposals designed to alter the nature of the relationship between some agencies and the government faded from view for a bit, providing a more favorable backdrop for agency securities.

Q. What's your outlook?

A. Given evidence that the economy continues to weaken, the bond market is priced such that it seemingly is expecting more interest-rate cuts to come. If there are further rate cuts in the offing, I believe that bonds likely would benefit, just as they have during most of the past year. If, on the other hand, signs of an economic rebound emerge, interest rates may stabilize. Against a lower or more stable interest-rate backdrop, I'm optimistic about the outlook for bonds that offer yield advantages over Treasuries, including corporate, mortgage and agency securities. To the extent that investors look for high-quality, higher-yielding fixed-income investments, my view is that those segments of the market should benefit relative to Treasuries.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, consistent with preservation of capital

Fund number: 450

Trading symbol: FSHBX

Start date: September 15, 1986

Size: as of October 31, 2001, more than $3.6 billion

Manager: Andrew Dudley, since 1997; manager, various Fidelity and Spartan government and bond funds

3

Andrew Dudley on the suspension of auctions of 30-year U.S. Treasury bonds:

"The 30-year Treasury bond, also known as the ´long bond,' has been a steady feature of U.S. fixed-income markets since it was first regularly issued in the 1970s. Since then, it has become a proxy for interest rates and is the standard against which other bond investments are measured. In late October, the U.S. Treasury Department surprised many with the announcement that it would suspend its future auctions of 30-year bonds. According to Treasury officials, the move would cut borrowing costs since the government currently pays higher rates for long-term bonds than for short-term notes and bills. Other observers pointed out that the Treasury - perhaps working with the blessing of the Federal Reserve Board - also might have been intent on bringing down stubbornly high long-term rates as a means of stimulating the economy. The market's immediate reaction was to push the prices of 30-year Treasuries significantly higher, anticipating a scarcity of the long bond in the months to come. At the same time, corporations began to issue more long-term bonds, looking to take advantage of lower long-term borrowing costs. Looking ahead, the suspension of the 30-year auction may mean that the spread - or the difference in yield - between Treasuries on the one side and agency, mortgage and corporate securities on the other side - will remain wider than historical norms, a reflection of the scarcity of Treasuries and an abundant supply of other types of bonds."

Semiannual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	52.8	52.3
Aa	7.9	7.7
A	15.5	15.2
Baa	18.8	18.4
Ba and Below	0.5	1.3
Not Rated	0.3	0.0

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	2.4	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 37.2%		Corporate Bonds 37.4%
	U.S. Government and Government Agency Obligations 28.0%		U.S. Government and Government Agency Obligations 23.3%
	Asset-Backed Securities 16.1%		Asset-Backed Securities 17.0%
	CMOs and Other Mortgage Related Securities 12.9%		CMOs and Other Mortgage Related Securities 15.2%
	Other Investments 2.3%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	6.3%	** Foreign investments	7.0%

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.7%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.6%
DaimlerChrysler North America Holding Corp.:
3.7975% 8/23/02 (e)	A3	$ 6,000	$ 5,992
6.9% 9/1/04	A3	2,000	2,068
7.4% 1/20/05	A3	2,800	2,894
7.75% 5/27/03	A3	6,675	6,983
7.75% 6/15/05	A3	3,780	3,964
			21,901
Media - 2.6%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	5,500	5,621
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	4,420	4,764
Continental Cablevision, Inc.:
8.3% 5/15/06	Baa1	2,400	2,678
8.625% 8/15/03	Baa1	4,250	4,581
Cox Communications, Inc.:
6.875% 6/15/05	Baa2	5,700	6,087
7.5% 8/15/04	Baa2	7,200	7,743
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	10,510	11,469
8.625% 2/1/03	Baa3	14,005	14,796
TCI Communications, Inc.:
6.375% 5/1/03	Baa1	10,000	10,393
8% 8/1/05	Baa1	5,650	6,207
8.25% 1/15/03	Baa1	3,600	3,787
8.65% 9/15/04	Baa1	700	775
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa1	7,340	7,564
Time Warner, Inc.:
7.75% 6/15/05	Baa1	3,500	3,812
7.975% 8/15/04	Baa1	2,997	3,286
			93,563
Multiline Retail - 0.2%
Federated Department Stores, Inc.:
8.125% 10/15/02	Baa1	6,570	6,843
8.5% 6/15/03	Baa1	1,750	1,872
			8,715
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	$ 3,200	$ 3,323
TOTAL CONSUMER DISCRETIONARY			127,502
CONSUMER STAPLES - 2.6%
Food & Drug Retailing - 1.3%
Fred Meyer, Inc.:
7.15% 3/1/03	Baa3	5,000	5,234
7.375% 3/1/05	Baa3	17,000	18,236
Safeway, Inc.:
3.625% 11/5/03	Baa2	6,800	6,796
6.05% 11/15/03	Baa2	15,385	16,147
			46,413
Food Products - 0.4%
ConAgra Foods, Inc. 6% 9/15/06	Baa1	4,400	4,593
Kellogg Co. 5.5% 4/1/03	Baa2	8,300	8,565
			13,158
Tobacco - 0.9%
Philip Morris Companies, Inc.:
6.8% 12/1/03	A2	4,680	4,988
7% 7/15/05	A2	6,000	6,514
7.5% 4/1/04	A2	11,100	12,054
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	10,945	11,406
			34,962
TOTAL CONSUMER STAPLES			94,533
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa1	3,650	3,934
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	5,600	5,877
Oryx Energy Co. 8% 10/15/03	Baa2	2,840	3,046
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Petroleos Mexicanos 6.5% 2/1/05 (b)	Baa2	$ 6,055	$ 6,179
The Coastal Corp. 6.2% 5/15/04	Baa2	11,522	11,933
			27,035
TOTAL ENERGY			30,969
FINANCIALS - 19.8%
Banks - 6.0%
Abbey National First Capital BV yankee 8.2% 10/15/04	Aa3	5,700	6,429
Banc One Corp. 7.25% 8/1/02	A1	3,900	4,011
Bank of America Corp. 7.875% 5/16/05	Aa2	13,700	15,364
Bank One Corp.:
6.5% 2/1/06	Aa3	3,895	4,143
7.625% 8/1/05	Aa3	8,855	9,774
BankBoston Corp. 6.625% 2/1/04	A3	10,190	10,841
Capital One Bank:
6.48% 6/28/02	Baa2	5,315	5,373
6.62% 8/4/03	Baa2	3,350	3,435
6.65% 3/15/04	Baa3	4,000	4,080
Chase Manhattan Corp. 6.75% 12/1/04	Aa3	4,000	4,313
CIT Group, Inc. 5.625% 5/17/04	A2	6,000	6,229
Crestar Finanical Corp. 8.75% 11/15/04	A2	3,000	3,388
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	6,500	6,887
Dime Bancorp, Inc. 9% 12/19/02	Ba1	2,350	2,487
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Caa2	3,288	3,156
First National Boston Corp. 8% 9/15/04	A2	3,157	3,497
First Security Corp. 5.875% 11/1/03	Aa2	1,750	1,830
First Union Corp.:
6.95% 11/1/04	A1	14,200	15,365
7.55% 8/18/05	A1	3,125	3,456
7.7% 2/15/05	A1	10,000	10,945
Fleet Financial Group, Inc. 8.125% 7/1/04	A3	5,000	5,525
FleetBoston Financial Corp. 7.25% 9/15/05	A2	5,030	5,517
Korea Development Bank:
7.125% 4/22/04	Baa2	2,600	2,773
7.375% 9/17/04	Baa2	3,140	3,390
Long Island Savings Bank FSB 7% 6/13/02	Baa2	5,000	5,111
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
National Australia Bank Ltd. yankee 6.4% 12/10/07 (e)	A1	$ 6,300	$ 6,463
National Westminster Bancorp 9.375% 11/15/03	Aa2	3,800	4,232
NationsBank Corp.:
6.5% 8/15/03	Aa3	9,750	10,294
7% 5/15/03	Aa2	1,500	1,587
PNC Funding Corp.:
5.75% 8/1/06	A2	4,315	4,489
6.95% 9/1/02	A2	11,500	11,888
Providian National Bank 6.75% 3/15/02	Baa3	1,000	900
Royal Bank of Scotland Group PLC 7.816% 11/29/49	A1	9,650	10,562
Wells Fargo & Co.:
4.25% 8/15/03	Aa2	8,000	8,180
6.625% 7/15/04	Aa2	10,775	11,573
7.2% 5/1/03	Aa2	2,250	2,384
			219,871
Diversified Financials - 11.1%
Abbey National PLC 6.69% 10/17/05	Aa3	900	970
American General Finance Corp. 6.75% 11/15/04	A2	10,700	11,459
Amvescap PLC yankee:
6.375% 5/15/03	A2	10,350	10,812
6.6% 5/15/05	A2	6,200	6,544
Associates Corp. of North America:
5.75% 11/1/03	Aa1	14,800	15,532
5.8% 4/20/04	Aa1	8,000	8,398
7.75% 2/15/05	Aa1	2,670	2,955
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	3,300	3,452
Citigroup, Inc.:
5.7% 2/6/04	Aa1	8,600	9,017
6.75% 12/1/05	Aa1	6,600	7,218
Conoco Funding Co. 5.45% 10/15/06	Baa1	10,440	10,533
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	2,530	2,612
6.85% 6/15/04	A3	22,258	23,859
Ford Motor Credit Co.:
5.75% 2/23/04	A2	8,700	8,853
6.5% 1/25/07	A2	7,170	7,183
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.: - continued
7.5% 3/15/05	A2	$ 11,800	$ 12,268
7.6% 8/1/05	A2	11,500	12,020
General Electric Capital Corp. 6.65% 9/3/02	Aaa	16,700	17,238
General Motors Acceptance Corp.:
6.125% 9/15/06	A2	5,030	5,016
6.38% 1/30/04	A2	9,000	9,235
6.75% 1/15/06	A2	10,000	10,192
7.5% 7/15/05	A2	8,250	8,698
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	1,500	1,533
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	9,000	9,879
Household Finance Corp.:
6.5% 1/24/06	A2	7,810	8,256
8% 5/9/05	A2	9,790	10,801
J.P. Morgan Chase & Co. 5.625% 8/15/06	Aa3	7,600	7,927
Lehman Brothers Holdings, Inc.:
6.25% 5/15/06	A2	5,695	5,964
6.625% 4/1/04	A2	5,350	5,702
Mellon Funding Corp. 7.5% 6/15/05	A1	4,500	5,003
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	8,900	9,482
Morgan Stanley Dean Witter & Co.:
6.1% 4/15/06	Aa3	15,900	16,672
7.75% 6/15/05	Aa3	3,050	3,353
National Rural Utils. Coop. Finance Corp. 5.25% 7/15/04	Aa3	11,750	12,202
NiSource Finance Corp. 7.5% 11/15/03	Baa2	13,250	14,191
Popular North America, Inc. 6.125% 10/15/06	A3	7,835	7,857
Powergen US Funding LLC 4.5% 10/15/04	Baa1	10,640	10,727
Qwest Capital Funding, Inc. 5.875% 8/3/04 (b)	Baa1	9,000	9,054
Reed Elsevier Capital, Inc. 6.125% 8/1/06	A3	1,730	1,812
Salomon Smith Barney Holdings, Inc. 6.125% 1/15/03	Aa1	7,000	7,271
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	2,175	2,238
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	10,590	10,986
5.875% 5/1/04	Baa1	22,900	23,648
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,190	2,168
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Unilever Capital Corp. 6.875% 11/1/05	A1	$ 8,900	$ 9,708
Washington Mutual Finance Corp. 8.25% 6/15/05	A3	6,000	6,666
			407,164
Insurance - 0.4%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	13,250	14,072
Real Estate - 2.3%
AMB Property LP 7.2% 12/15/05	Baa1	5,040	5,376
Arden Realty LP 8.875% 3/1/05	Baa3	9,925	10,744
AvalonBay Communities, Inc.:
6.5% 7/15/03	Baa1	1,600	1,667
6.58% 2/15/04	Baa1	2,435	2,510
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,195	2,304
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,530	1,588
7.125% 3/15/04	Baa2	4,700	4,823
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	4,100	4,311
EOP Operating LP:
6.5% 1/15/04	Baa1	7,000	7,382
7.375% 11/15/03	Baa1	5,900	6,264
8.375% 3/15/06	Baa1	5,700	6,366
ERP Operating LP 7.1% 6/23/04	A3	14,853	15,887
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	2,400	2,565
ProLogis Trust 6.7% 4/15/04	Baa1	14,135	14,824
			86,611
TOTAL FINANCIALS			727,718
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
American Home Products Corp. 5.875% 3/15/04	A3	8,000	8,415
Pharmacia Corp. 5.375% 12/1/01	A1	5,250	5,260
			13,675
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 2,070	$ 2,135
7.9% 3/1/03	Baa3	9,505	10,024
			12,159
Air Freight & Couriers - 0.3%
Federal Express Corp. pass thru trust certificate 7.53% 9/23/06	A3	5,959	6,364
FedEx Corp. 6.625% 2/12/04	Baa2	5,350	5,602
			11,966
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificate:
6.954% 2/2/11	Ba1	3,875	3,681
7.08% 11/1/04	Ba1	2,899	2,117
Delta Air Lines, Inc. pass thru trust certificate 7.779% 11/18/05	Baa3	9,000	9,209
			15,007
Machinery - 0.7%
Tyco International Group SA yankee 6.375% 6/15/05	Baa1	24,250	25,484
Road & Rail - 0.9%
CSX Corp.:
5.85% 12/1/03	Baa2	4,525	4,708
7.05% 5/1/02	Baa2	5,100	5,195
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	3,100	3,156
Union Pacific Corp.:
6.34% 11/25/03	Baa3	7,330	7,728
7.6% 5/1/05	Baa3	9,570	10,504
			31,291
TOTAL INDUSTRIALS			95,907
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,850	1,907
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	$ 1,565	$ 1,664
Georgia-Pacific Group 9.95% 6/15/02	Baa3	2,500	2,572
			4,236
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	4,200	4,429
AT&T Corp. 5.625% 3/15/04	A3	21,810	22,391
British Telecommunications PLC:
4.445% 12/15/03 (e)	Baa1	6,700	6,776
7.875% 12/15/05	Baa1	10,950	11,970
Citizens Communications Co. 8.5% 5/15/06	Baa2	10,130	10,967
Deutsche Telekom International Finance BV 7.75% 6/15/05	A3	5,500	5,933
France Telecom SA 5.1488% 3/14/03 (b)(e)	Baa1	7,900	7,961
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	15,300	12,961
SBC Communications, Inc. 5.75% 5/2/06	Aa3	6,580	6,865
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	13,190	13,347
Telefonica Europe BV 7.35% 9/15/05	A2	3,600	3,865
TELUS Corp. yankee 7.5% 6/1/07	Baa2	4,465	4,764
U.S. West Communications 7.2% 11/1/04	A2	12,500	13,237
			125,466
UTILITIES - 3.5%
Electric Utilities - 2.2%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	7,700	7,921
Commonwealth Edison Co. 7% 7/1/05	A3	2,260	2,445
Detroit Edison Co. 5.05% 10/1/05	A3	2,940	2,972
Dominion Resources, Inc. 6% 1/31/03	Baa1	5,000	5,158
Illinois Power Co. 6% 9/15/03	Baa1	4,250	4,394
Niagara Mohawk Power Corp.:
5.875% 9/1/02	Baa2	6,000	6,112
7.375% 8/1/03	Baa2	5,800	6,148
8% 6/1/04	Baa2	9,100	9,887
Philadelphia Electric Co.:
6.5% 5/1/03	A2	2,527	2,644
6.625% 3/1/03	A2	1,800	1,879
Progress Energy, Inc. 6.55% 3/1/04	Baa1	13,200	13,949
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Texas Utilities Electric Co.:
6.75% 3/1/03	A3	$ 1,866	$ 1,948
8% 6/1/02	A3	5,202	5,341
8.25% 4/1/04	A3	1,440	1,573
TXU Corp. 6.375% 6/15/06	Baa3	4,570	4,745
Wisconsin Electric Power Co. 7.25% 8/1/04	Aa2	3,000	3,287
			80,403
Gas Utilities - 0.9%
Consolidated Natural Gas Co.:
5.75% 8/1/03	A3	3,720	3,867
7.375% 4/1/05	A3	4,900	5,346
Enserch Corp. 6.25% 1/1/03	Baa2	10,900	11,132
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	5,900	6,376
Sonat, Inc. 6.875% 6/1/05	Baa2	1,925	1,999
Williams Hold of Delaware, Inc. 6.125% 12/1/03	Baa2	4,090	4,253
			32,973
Multi-Utilities - 0.4%
Enron Corp.:
6.75% 9/1/04	Baa2	6,150	4,739
8.375% 5/23/05	Baa2	4,650	3,720
9.875% 6/15/03	Baa2	4,400	3,765
Williams Companies, Inc. 4.5713% 7/31/02 (b)(e)	Baa2	3,000	2,976
			15,200
TOTAL UTILITIES			128,576
TOTAL NONCONVERTIBLE BONDS (Cost $1,317,889)			1,350,489
U.S. Government and Government Agency Obligations - 20.6%

U.S. Government Agency Obligations - 15.7%
Fannie Mae:
5.125% 2/13/04	Aaa	27,500	28,845
6.25% 11/15/02	Aaa	115,000	119,804
7.125% 2/15/05	Aaa	32,000	35,630
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
3.5% 9/15/03	Aaa	$ 115,300	$ 117,155
5% 1/15/04	Aaa	13,800	14,434
5% 5/15/04	Aaa	2,200	2,306
5.25% 2/15/04	Aaa	78,400	82,442
6.375% 11/15/03	Aaa	85,300	91,391
6.875% 1/15/05	Aaa	2,190	2,419
7% 7/15/05	Aaa	72,000	80,404
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	78	79
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	2,824	2,924
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	658	675
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	843	883
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			579,391
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	16,000	18,035
11.75% 2/15/10 (callable)	Aaa	44,200	55,837
U.S. Treasury Notes:
3.625% 8/31/03	Aaa	68,800	70,327
3.875% 7/31/03 (c)(d)	Aaa	16,900	17,338
5.625% 11/30/02	Aaa	15,000	15,567
6.625% 4/30/02	Aaa	2,200	2,251
TOTAL U.S. TREASURY OBLIGATIONS			179,355
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $741,738)			758,746
U.S. Government Agency - Mortgage Securities - 7.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 5.7%
6% 7/1/11	Aaa	$ 8,314	$ 8,607
6.5% 4/1/03 to 10/1/16	Aaa	101,992	106,025
6.5% 11/1/16 (c)	Aaa	50,000	52,000
7.5% 3/1/12 to 9/1/31	Aaa	40,696	42,667
11.5% 11/1/15	Aaa	739	837
TOTAL FANNIE MAE			210,136
Freddie Mac - 1.7%
6% 9/1/16 to 10/1/16	Aaa	48,000	49,395
7.5% 10/1/30	Aaa	7,326	7,676
8.5% 5/1/27 to 7/1/28	Aaa	3,846	4,107
12% 11/1/19	Aaa	180	207
TOTAL FREDDIE MAC			61,385
Government National Mortgage Association - 0.0%
8% 3/15/27	Aaa	578	613
11% 7/15/10	Aaa	2	2
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			615
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $267,273)			272,136
Asset-Backed Securities - 15.6%

ABSC Nims Trust:
7% 12/17/31 (b)	Baa3	5,189	5,098
7.25% 4/15/31	BBB-	3,107	3,068
American Express Credit Account Master Trust 7.2% 9/15/07	Aaa	5,000	5,515
Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	20,500	21,115
5.37% 6/12/08	Aaa	21,000	21,847
7.02% 12/15/05	Aaa	16,000	16,913
7.15% 8/12/04	Aaa	4,265	4,394
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	8,400	8,636
Arcadia Automobile Receivables Trust 7.2% 6/15/07	Aaa	8,700	9,212
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	9,350	9,427
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	10,000	10,650
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	$ 720	$ 729
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	4,693	4,694
Capital Auto Receivables Asset Trust:
4.6% 9/15/05	Aaa	13,000	13,267
6.46% 7/15/06	Aaa	8,300	8,656
Capital One Master Trust:
3.85% 8/15/07	Aaa	18,000	18,144
7.1% 4/17/06	Aaa	8,500	8,965
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	Aaa	14,200	14,542
5.06% 2/15/08	A2	1,755	1,808
6.48% 6/15/07	A2	4,235	4,484
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	922	934
6.2% 3/20/04	Aaa	281	282
CIT RV Trust 5.78% 7/15/08	Aaa	4,257	4,313
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	24,500	22,107
5.3% 1/9/06	Aaa	4,040	4,218
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	8,100	7,837
DaimlerChrysler Auto Trust:
5.16% 1/6/05	Aaa	19,000	19,665
6.7% 6/8/03	Aaa	8,223	8,322
6.85% 11/6/05	Aaa	15,000	16,097
Discover Card Master Trust I:
2.885% 7/18/05 (e)	A2	17,119	17,119
5.6% 5/16/06	Aaa	5,000	5,238
5.65% 11/16/04	Aaa	7,000	7,122
5.65% 11/15/06	A2	4,000	4,176
5.85% 1/17/06	Aaa	5,141	5,386
Distribution Financial Services Marine Trust 6.2% 11/15/11	Aaa	5,900	6,071
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	40	40
First Security Auto Owner Trust 6.2% 10/2/06	A3	2,137	2,180
Ford Credit Auto Owner Trust:
4.83% 2/15/05	Aaa	13,150	13,557
5.71% 9/15/05	A2	1,705	1,791
7.03% 11/15/03	Aaa	3,265	3,333
7.5% 10/15/04	A1	9,300	9,964
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Green Tree Financial Corp. 6.68% 1/15/29	AAA	$ 1,003	$ 1,032
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	7,320	7,528
5.36% 9/20/04	Aaa	10,600	10,955
6.62% 7/15/04	Aaa	6,600	6,877
Household Private Label Credit Card Master Trust I 4.95% 6/16/08	Aaa	11,700	12,114
IndyMac Nim Trust 9.9938% 8/26/31 (b)(e)	BBB-	4,531	4,559
Isuzu Auto Owner Trust 4.88% 11/22/04	Aaa	4,875	5,041
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,800	8,124
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	12,330	12,657
6.65% 10/15/03	Baa3	57	57
Massachusetts RRB Special Purpose Trust 6.45% 9/15/05	Aaa	2,666	2,767
Navistar Financial Owner Trust 7.34% 1/15/07	Aaa	4,500	4,825
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	1,039	1,045
Onyx Acceptance Owner Trust:
3.63% 11/15/05	Aaa	17,200	17,313
6.85% 8/15/07	Aaa	10,300	11,004
7.26% 5/15/07	Aaa	9,200	9,926
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	3,554	3,648
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0788% 2/5/03 (b)(e)	Baa2	627	626
Premier Auto Trust 5.7% 10/6/02	Aaa	3,470	3,472
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	2,895	2,994
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	9,450	9,742
7% 7/15/08	Aaa	15,700	16,686
7.25% 11/15/07	Aaa	24,860	26,538
7.5% 11/15/07	A2	8,300	8,938
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	10,700	11,544
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	6,800	7,081
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	1,743	1,770
Wells Fargo Auto Trust 4.68% 2/15/05	Aaa	6,100	6,262
WFS Financial Owner Trust 6.83% 7/20/05	Aaa	9,000	9,312
TOTAL ASSET-BACKED SECURITIES (Cost $556,587)			575,353
Collateralized Mortgage Obligations - 7.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.0%
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	$ 803	$ 812
U.S. Government Agency - 7.3%
Fannie Mae:
REMIC planned amortization class:
Series 1993-121 Class PK, 6.5% 10/25/21	Aaa	10,000	10,456
Series 1993-206 Class KA, 6.5% 12/25/22	Aaa	8,300	8,803
Series 1994-51 Class PH, 6.5% 1/25/23	Aaa	4,600	4,876
Series 1994-63 Class PH, 7% 6/25/23	Aaa	13,000	13,918
Series 2001-53 Class PE, 6.5% 8/31/31	Aaa	16,400	17,363
sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	8,488	8,645
Series 2000-41 Class MA 7.35% 4/25/29	Aaa	4,648	4,747
Series 2000-49 Class A, 8% 3/18/27	Aaa	5,552	5,934
Freddie Mac:
REMIC planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	Aaa	9,171	9,650
Series 13 Class PJ, 4.5% 8/25/20	Aaa	4,000	4,046
Series 1385 Class H, 6.5% 8/15/07	Aaa	9,707	10,083
Series 16 Class PH, 6.75% 4/25/21	Aaa	10,800	11,374
Series 1714 Class H, 6.75% 5/15/23	Aaa	10,750	11,449
Series 1919 Class A, 6.5% 11/15/21	Aaa	5,948	6,236
Series 1948 Class PK, 7.15% 11/15/25	Aaa	4,650	4,833
Series 2134 Class PC, 5.725% 4/15/11	Aaa	11,785	12,249
Series 2143 Class CH, 6% 2/15/19	Aaa	5,468	5,639
Series 2217 Class PJ, 7.5% 8/15/25	Aaa	9,326	9,574
sequential pay:
Series 1815 Class B, 7% 1/15/21	Aaa	4,593	4,636
Series 2004 Class C, 6.5% 12/15/23	Aaa	9,601	9,871
Series 2053 Class A, 6.5% 10/15/23	Aaa	8,406	8,648
Series 2061 Class J, 6.5% 9/20/22	Aaa	6,967	7,159
Series 2070 Class A, 6% 8/15/24	Aaa	9,532	9,854
Series 2134 Class H, 6.5% 12/15/24	Aaa	13,272	14,068
Series 2166 Class AC, 6.5% 3/15/26	Aaa	9,490	9,843
Series 2211 Class C, 7.5% 6/15/27	Aaa	13,028	13,268
Series 2258 Class AE, 7% 10/15/26	Aaa	5,098	5,211
Series 2273 Class BT, 5.5% 12/15/07	Aaa	9,570	9,618
Series 2284 Class C, 6.5% 2/15/29	Aaa	5,566	5,853
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
target amortization class Series 2209 Class TA, 7.5% 1/15/27	Aaa	$ 5,790	$ 5,907
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	5,288	5,444
TOTAL U.S. GOVERNMENT AGENCY			269,255
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $261,731)			270,067
Commercial Mortgage Securities - 4.9%

280 Park Avenue Trust Series 2001-280 Class X1, 1.0329% 2/3/16 (b)(g)	Aaa	88,591	5,702
Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (b)	Aaa	344	346
Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	14,090	15,200
Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (b)(e)	Aa2	7,800	7,800
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	1,005	1,015
COMM floater Series 2000-FL3A Class C, 3.285% 11/15/12 (b)(e)	Aaa	11,600	11,571
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (b)	Aaa	5,802	6,027
CS First Boston Mortgage Securities Corp.:
floater:
Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (b)(e)	Aa1	603	601
Class E, 4.4338% 1/10/13 (b)(e)	Baa1	9,300	9,259
Series 2001-FL2A Class B, 2.925% 9/15/13 (b)(e)	Aa2	9,800	9,857
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	Aaa	$ 5,565	$ 5,934
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	5,520	6,064
Series 2001-CK3 Class A2, 6.04% 6/15/34	Aaa	6,500	6,788
Series 2000-FL1A Class A2, 3.888% 9/15/03 (b)(e)	Aaa	10,300	10,252
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	6,430	7,081
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 4.5375% 5/15/03 (b)(e)	Baa2	3,255	3,206
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (b)(g)	Aaa	53,163	1,969
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C1 Class A2, 7.3% 4/18/29	Aaa	4,385	4,772
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	1,542	1,542
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aa2	2,843	2,926
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
sequential pay Series 1998-C2 Class A1, 6.15% 11/15/07	Aaa	10,912	11,486
Series 2001-WTCA Class X1, 0.8% 9/1/15 (b)(g)	Aaa	130,250	81
GS Mortgage Trust II floater Series 2001-FL4 Class D, 3.435% 12/15/05 (e)	A2	10,800	10,800
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10 (b)	Aaa	4,227	4,583
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	Aaa	3,367	3,632
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2001-LLFA Class E, 3.155% 7/14/04 (b)(e)	A1	$ 3,000	$ 3,000
Morgan Stanley Capital I, Inc. Series 1997-RR Class B, 7.3006% 4/30/39 (b)(e)	-	10,001	10,297
Nationslink Funding Corp. Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	7,897	8,537
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 4.3875% 2/15/34 (b)(e)	Baa2	7,610	7,529
Structured Asset Securities Corp. Series 1995-C1 Class E, 7.375% 9/25/24 (b)	BBB	2,792	2,910
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,190)			180,767
Complex Mortgage Securities - 0.1%

Interest Only - 0.1%
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5583% 5/15/33 (b)(e)(g) (Cost $4,051)	Aaa	85,267	3,567
Foreign Government and Government Agency Obligations (h) - 2.1%

Manitoba Province yankee 6.125% 1/19/04	Aa1	5,582	5,982
New Brunswick Province 6.5% 6/20/05	A1	4,000	4,296
Ontario Province 7% 8/4/05	Aa3	27,860	30,749
Quebec Province yankee:
8.625% 1/19/05	A1	5,600	6,359
8.8% 4/15/03	A1	15,401	16,786
United Mexican States 8.5% 2/1/06	Baa3	12,050	12,863
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,539)			77,035
Supranational Obligations - 0.2%

African Development Bank 7.75% 12/15/01 (Cost $6,775)	Aa1	6,760	6,795
Fixed-Income Funds - 2.1%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (f) (Cost $75,000)	7,500,000	$ 75,000
Cash Equivalents - 3.9%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $143,960)	$ 143,971	143,960
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,636,733)		3,713,915
NET OTHER ASSETS - (0.9)%		(32,510)
NET ASSETS - 100%		$ 3,681,405
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $190,080,000 or 5.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	75.6%	AAA, AA, A	68.2%
Baa	18.3%	BBB	19.7%
Ba	0.4%	BB	0.7%
B	0.0%	B	0.0%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%. The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $2,674,665,000 and $1,284,006,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,306,738,000 and $842,425,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $33,515,000. The weighted average interest rate was 4.17%. Interest earned from the interfund lending program amounted to $16,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,631,976,000. Net unrealized appreciation aggregated $81,939,000, of which $95,025,000 related to appreciated investment securities and $13,086,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $246,615,000 of which $18,091,000, $94,824,000, $99,539,000, $10,379,000, $10,466,000, $8,450,000 and $4,866,000 will expire on April 30, 2002, 2003, 2004, 2005, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2003, 2004, 2005 and 2006, $15,607,000, $25,460,000, $4,138,000 and $2,203,000, respectively, were acquired in mergers and are available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $143,960) (cost $3,636,733) - See accompanying schedule		$ 3,713,915
Commitment to sell securities on a delayed delivery basis	$ (90,777)
Receivable for securities sold on a delayed delivery basis	90,326	(451)
Receivable for investments sold
Regular delivery		17,980
Delayed delivery		62,700
Cash		1,260
Receivable for fund shares sold		19,629
Interest receivable		44,130
Other receivables		4
Total assets		3,859,167
Liabilities
Payable for investments purchased Regular delivery	36,869
Delayed delivery	130,654
Payable for fund shares redeemed	7,077
Distributions payable	1,226
Accrued management fee	1,261
Other payables and accrued expenses	675
Total liabilities		177,762
Net Assets		$ 3,681,405
Net Assets consist of:
Paid in capital		$ 3,836,843
Undistributed net investment income		5,818
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(237,988)
Net unrealized appreciation (depreciation) on investments		76,732
Net Assets, for 412,455 shares outstanding		$ 3,681,405
Net Asset Value, offering price and redemption price per share ($3,681,405 ÷ 412,455 shares)		$8.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Interest		$ 82,555
Security lending		183
Total Income		82,738
Expenses
Management fee	$ 5,858
Transfer agent fees	1,513
Accounting and security lending fees	263
Non-interested trustees' compensation	4
Custodian fees and expenses	37
Registration fees	426
Audit	27
Legal	6
Miscellaneous	64
Total expenses before reductions	8,198
Expense reductions	(25)	8,173
Net investment income		74,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,015
Change in net unrealized appreciation (depreciation) on:
Investment securities	58,351
Delayed delivery commitments	(451)	57,900
Net gain (loss)		68,915
Net increase (decrease) in net assets resulting from operations		$ 143,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 74,565	$ 103,352
Net realized gain (loss)	11,015	5,041
Change in net unrealized appreciation (depreciation)	57,900	40,374
Net increase (decrease) in net assets resulting from operations	143,480	148,767
Distributions to shareholders from net investment income	(68,643)	(102,495)
Share transactions Net proceeds from sales of shares	2,151,354	1,550,803
Reinvestment of distributions	62,281	90,373
Cost of shares redeemed	(689,835)	(948,207)
Net increase (decrease) in net assets resulting from share transactions	1,523,800	692,969
Total increase (decrease) in net assets	1,598,637	739,241
Net Assets
Beginning of period	2,082,768	1,343,527
End of period (including under (over) distribution of net investment income of $5,818 and $(104), respectively)	$ 3,681,405	$ 2,082,768
Other Information Shares
Sold	244,194	180,578
Issued in reinvestment of distributions	7,062	10,511
Redeemed	(78,309)	(110,545)
Net increase (decrease)	172,947	80,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 8.700	$ 8.450	$ 8.680	$ 8.700	$ 8.660	$ 8.720
Income from Investment Operations Net investment income D	.239 F	.533	.507	.507	.546	.558
Net realized and unrealized gain (loss)	.214 F	.246	(.238)	(.030)	.033	(.061)
Total from investment operations	.453	.779	.269	.477	.579	.497
Less Distributions
From net investment income	(.223)	(.529)	(.499)	(.497)	(.539)	(.552)
Return of capital	-	-	-	-	-	(.005)
Total distributions	(.223)	(.529)	(.499)	(.497)	(.539)	(.557)
Net asset value, end of period	$ 8.930	$ 8.700	$ 8.450	$ 8.680	$ 8.700	$ 8.660
Total Return B, C	5.27%	9.49%	3.21%	5.62%	6.86%	5.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.59%	.63%	.68%	.70%	.70%
Expenses net of voluntary waivers, if any	.60% A	.59%	.63%	.66%	.70%	.70%
Expenses net of all reductions	.59% A	.58%	.62%	.65%	.70%	.70%
Net investment income	5.43% A, F	6.23%	5.96%	5.83%	6.26%	6.41%
Supplemental Data
Net assets, end of period (in millions)	$ 3,681	$ 2,083	$ 1,344	$ 973	$ 809	$ 922
Portfolio turnover rate	99% A	84%	126%	133%	117%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.004 and increase net realized and unrealized gain (loss) per share by $.004. Without this change the ratio of net investment income to average net assets would have been 5.52%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,122,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on May 1, 2001.

The effect of this change during the period, was to decrease net investment income by $1,284,000; increase net unrealized appreciation/depreciation by $468,000; and increase net realized gain (loss) by $816,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $886,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending - continued

100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $10,000 and $15,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Andrew J. Dudley, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-SANN-1201 149603
1.538290.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Government Income

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Government Income	8.72%	14.59%	46.02%	102.22%
LB Government Bond	9.06%	15.08%	48.52%	114.79%
General US Government Funds Average	8.14%	13.75%	41.37%	98.93%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 165 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan Government Income	14.59%	7.87%	7.30%
LB Government Bond	15.08%	8.23%	7.94%
General US Government Funds Average	13.75%	7.16%	7.08%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Government Income Fund on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,222 - a 102.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,479 - a 114.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.87%	6.83%	6.22%	5.94%	6.55%	6.76%
Capital returns	5.85%	4.83%	-4.97%	0.10%	4.08%	-0.50%
Total returns	8.72%	11.66%	1.25%	6.04%	10.63%	6.26%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.66¢	28.47¢	61.32¢
Annualized dividend rate	5.06%	5.33%	5.82%
30-day annualized yield	4.77%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.85 over the past one month, $10.60 over the past six months and $10.53 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 4.68%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

A sharp downturn in the economy, deepened by the September 11 terrorist attacks, further exacerbated a flight to safety in bonds by risk-averse investors during the six-month period ending October 31, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 7.85%. The Federal Reserve Board reduced the fed funds target rate five times during the period - in addition to four cuts earlier in the year - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching levels not seen since the early 1990s. Early in the period, most spread sectors, particularly corporate bonds, performed well and garnered an edge over Treasuries, as investors shifted toward higher-yielding securities. Then on September 11, uncertainty and fear took over, inducing many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and government agency securities. This move ensured top billing for these two asset classes during the period. Treasuries were further bolstered by the U.S. government's decision to discontinue future issuance of the 30-year bond, which sent its price soaring and its yield plummeting to the lowest level in nearly three years. The Lehman Brothers Treasury and U.S. Agency indexes returned 9.35% and 8.45%, respectively, followed by the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes, which returned 7.93% and 6.58%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Spartan Government Income Fund

Q. How did the fund perform, Tom?

A. For the six months ending October 31, 2001, the fund returned 8.72%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 8.14% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 9.06%. For the 12-month period that ended October 31, 2001, the fund returned 14.59%, the Lipper average was up 13.75% and the Lehman Brothers index gained 15.08%.

Q. What led to the fund's strong return during the past six months?

A. Falling interest rates translated into very strong returns for most fixed-income securities, including those that are the main focus of the fund: Treasury, agency and mortgage securities. By the time the period began, the Federal Reserve Board already had cut short-term interest rates four times in order to stimulate the economy and avoid a recession. The Fed would repeat that action three more times in ensuing months as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, the Fed stepped in again to steady the global financial markets and hopefully moderate the severity of the downturn. By the end of the period, short-term interest rates had fallen to levels not seen since the early 1960s. Against this backdrop, the fund's relatively large weighting - compared with its peers - in agency securities was the key reason why it outpaced the Lipper average.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did agencies do so well during the past six months?

A. Agency securities had gotten quite cheap relative to Treasury securities late last year. That was due to threats made by Congress and other legislators to cut off the lines of credit that provide some agencies - specifically Fannie Mae and Freddie Mac - implicit government backing. This year, however, the threat of potentially damaging legislation faded as the agencies took steps to appease legislators, and other agenda items - such as staving off a recession and the war on terrorism - took center stage. The agency market also had to contend with heavy supply. Fortunately, that supply was easily absorbed by strong demand, as investors increasingly sought out high-quality, high-yielding alternatives to Treasury bonds. Since I had purchased the bulk of the fund's agency holdings back when they were cheap, the fund benefited from the significant appreciation they enjoyed during the period.

Q. Were there any disappointments?

A. Although mortgage security prices ended the period significantly higher due to falling interest rates, they lagged Treasury and agency securities throughout much of the period. Early on, mortgage securities outpaced their Treasury counterparts because the threat of mortgage prepayment had briefly subsided in light of stronger-than-expected economic news and waning fears that interest rates would move lower. Prepayment occurs when homeowners refinance their mortgages, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. However, mortgage prepayment came in at much faster-than-expected levels as interest rates continued their slide. Fortunately, I had pared back the fund's exposure to the mortgage sector in late summer, just prior to the beginning of a new wave of refinancing activity in September and October.

Q. What choices did you make in the Treasury market?

A. I overweighted intermediate-term bonds with maturities between five and 10 years. These bonds provided almost as much yield as longer-term securities, with far less interest-rate risk.

Q. What's your outlook?

A. The economy, interest rates and the bond market are at a critical inflection point. What happens to the market from here will depend on the strength of the economy and the Fed's response to it. Continued weak economic data could signal further rate cuts, although with short-term interest rates at 2.5% at the end of the period, there's only so much room left to cut. On the other hand, improvement in economic data may mean the end of the current cycle of rate cutting. Given all the uncertainty surrounding the economy and interest rates, I plan to continue to emphasize agency securities because they have offered an attractive yield advantage over Treasuries and the potential to perform better as a result. If rates do begin to trend higher and home loan refinancings slow, I'll likely look to the mortgage market for higher-yielding alternatives as well.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Fund number: 453

Trading symbol: SPGVX

Start date: December 20, 1988

Size: as of October 31, 2001, more than $953 million

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on inflation-indexed securities:

"During recent months, I've purchased some inflation-indexed notes and bonds known as Treasury Inflation-Protected Securities, or TIPS, which are designed to help investors offset inflation risk. Inflation, while virtually non-existent over the past year, can quickly eat away at the value of a bond. Here's how these TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the feature.

"It's useful to think of TIPS as providing insurance against inflation. At present, there's very little fear of inflation, so the cost of insurance against it has become very cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-linked Treasuries would do better than the holder of ordinary securities. For example, I sold some ordinary eight-year Treasuries that carried yields of 3.99% and bought inflation-indexed bonds that carried a yield of 2.81%. If the Consumer Price Index rises more than 1.18 percentage points annually for the next 10 years, the TIPS will do better. Given all the stimulus that's been pumped into the economy - including lower interest rates and tax cuts - it seemed prudent to buy some cheap insurance now against potential future inflation."

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	6.6	0.0
4 - 4.99%	0.4	0.0
5 - 5.99%	19.3	11.9
6 - 6.99%	37.0	39.5
7 - 7.99%	22.8	23.1
8 - 8.99%	7.4	12.9
9% and over	4.5	9.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2001
6 months ago
Years	9.6	9.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	5.5	5.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
Mortgage Securities 16.8%	Mortgage Securities 27.3%
CMOs and Other Mortgage Related Securities 11.5%	CMOs and Other Mortgage Related Securities 6.9%
U.S. Treasury Obligations 34.4%	U.S. Treasury Obligations 26.2%
U.S. Government Agency Obligations 39.3%	U.S. Government Agency Obligations 38.2%
Short-Term Investments and Net Other Assets* (2.0)%	Short-Term Investments and Net Other Assets 1.4%

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 39.3%
Fannie Mae:
5.25% 6/15/06	$ 8,500,000	$ 8,960,870
5.5% 5/2/06	2,965,000	3,129,469
6% 5/15/08	8,050,000	8,755,663
6% 5/15/11	2,500,000	2,708,975
6.25% 2/1/11	2,400,000	2,593,488
6.8% 7/23/07	6,900,000	7,119,903
7.25% 1/15/10	33,500,000	39,147,765
7.25% 5/15/30	11,090,000	13,605,401
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	1,860,000	2,180,273
9.375% 7/21/03	12,630,000	14,088,386
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,716,673
Freddie Mac:
5% 5/24/04	34,220,000	34,738,775
5.125% 10/15/08	16,300,000	16,857,786
5.5% 2/12/04	13,280,000	13,400,317
5.875% 3/21/11	10,255,000	10,801,386
6% 6/15/11	1,500,000	1,627,500
6.75% 3/15/31	9,035,000	10,448,164
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	4,651,496	5,181,766
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	1,434,856	1,437,066
Class 2-E, 9.4% 5/15/02	96,609	97,819
Class 3-T, 9.625% 5/15/02	653,149	660,288
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	80,533	82,529
Series 1993-D, 5.23% 5/15/05	1,279,783	1,316,443
Series 1994-A, 7.12% 4/15/06	6,358,739	6,958,368
Series 1995-A, 6.28% 6/15/04	4,972,942	5,149,849
Series 1996-A, 6.55% 6/15/04	2,638,197	2,741,448
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	25,416,666	27,754,999
Series 1994-B, 7.5% 1/26/06	155,705	168,896
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank): - continued
Series 1997-A, 6.104% 7/15/03	$ 1,866,667	$ 1,918,933
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	120,000	123,122
Knoxville Tennessee U.S. Government Guaranteed Notes Series 1990-A, 9.2% 8/1/02	1,000,000	1,044,500
Overseas Private Investment Corp. 6.99% 5/21/16	5,600,000	6,163,850
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	6,621,750	6,884,236
Series 1996-A1, 6.726% 9/15/10	1,565,217	1,699,090
6.07% 12/15/14	7,200,000	7,696,800
6.77% 11/15/13	3,109,615	3,447,009
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	515,000	536,934
5.34% 3/15/06	8,660,000	8,946,430
5.53% 4/30/06	3,100,000	3,276,080
5.65% 3/15/03	240,644	246,534
5.66% 9/15/11 (a)	4,700,000	4,929,125
5.8% 2/1/04	3,412,500	3,515,865
6.86% 4/30/04	6,281,333	6,583,252
7.17% 5/15/07	4,400,000	4,965,004
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.7% 2/15/03	5,000,000	5,170,450
6.6% 2/15/08	27,980,000	30,960,150
6.625% 8/15/03	18,200,000	19,379,178
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,348,501
5.96% 8/1/09	6,650,000	6,945,726
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	465,208	524,848
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		374,735,882
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 34.4%
U.S. Treasury Bonds:
5.25% 2/15/29	$ 29,325,000	$ 29,993,903
5.375% 2/15/31	2,400,000	2,579,256
6.125% 8/15/29	39,330,000	45,432,443
6.375% 8/15/27	26,300,000	31,214,681
6.625% 2/15/27	36,365,000	44,399,483
8% 11/15/21	3,440,000	4,713,350
8.875% 8/15/17	37,341,000	53,496,955
10% 5/15/10	1,000,000	1,217,500
10.375% 11/15/09	11,100,000	13,363,401
12% 8/15/13	250,000	365,978
12.75% 11/15/10 (callable)	1,000,000	1,344,840
14% 11/15/11	1,935,000	2,849,597
U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 (d)	37,200,000	42,710,864
U.S. Treasury Notes:
3.625% 8/31/03	22,000,000	22,488,180
5% 8/15/11	22,800,000	24,118,068
5.75% 11/15/05	7,000,000	7,616,840
TOTAL U.S. TREASURY OBLIGATIONS		327,905,339
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $665,495,989)		702,641,221
U.S. Government Agency - Mortgage Securities - 16.8%

Fannie Mae - 7.3%
6% 1/1/29	4,048,046	4,113,827
6.5% 2/1/10 to 10/1/29	6,783,750	6,986,969
6.5% 12/1/31 (b)	1,000,000	1,028,438
7% 11/1/06 to 4/1/26 (c)	9,863,360	10,309,821
7% 11/1/31 (b)	1,829,870	1,907,068
7.5% 7/1/07 to 10/1/31	41,437,957	43,389,178
9.5% 11/1/06 to 11/15/09	802,446	874,864
11% 8/1/10	210,490	235,943
11.25% 5/1/14	52,331	59,742
11.5% 6/1/19	296,749	344,876
12.5% 3/1/16	31,744	37,428
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
13% 9/1/13	$ 18,911	$ 22,240
13.5% 5/1/11 to 1/1/15	40,754	45,688
		69,356,082
Freddie Mac - 3.1%
6% 2/1/29 to 5/1/29	10,926,680	11,104,239
6.775% 11/15/03	1,545,479	1,569,023
7% 11/1/31 (b)	10,310,000	10,738,509
7.5% 6/1/07	135,501	142,416
8.5% 7/1/22 to 9/1/29	1,898,367	2,033,886
9% 8/1/08 to 4/1/20	433,465	467,242
9.5% 6/1/09 to 8/1/21	2,418,174	2,617,831
10% 7/1/09 to 8/1/21	678,792	753,072
12% 9/1/03 to 12/1/15	39,719	45,372
12.25% 3/1/11 to 9/1/13	42,408	47,686
12.5% 2/1/14 to 6/1/19	232,781	268,005
13% 8/1/10 to 6/1/15	90,423	105,113
13.5% 10/1/11	949	1,125
		29,893,519
Government National Mortgage Association - 6.4%
6.5% 5/15/02 to 9/15/31 (c)	23,766,814	24,509,250
7% 4/15/29 to 10/15/31 (c)	21,650,775	22,597,997
7.5% 8/15/06 to 2/15/31	9,824,562	10,334,961
8% 12/15/23	3,307,107	3,530,304
10.5% 4/15/14 to 1/15/18	366,900	417,754
13.5% 7/15/11	25,823	30,527
		61,420,793
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $156,567,900)		160,670,394
Collateralized Mortgage Obligations - 11.5%

U.S. Government Agency - 11.5%
Fannie Mae:
floater REMIC planned amortization class Series 1992-161 Class F, 4.09% 11/25/21 (d)	3,600,505	3,587,004
REMIC planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	1,633,497	1,709,046
Series 1993-160 Class PK, 6.5% 11/25/22	16,800,000	18,009,264
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,714,575
Series 2001-51 Class DZ, 6% 10/25/16	3,355,015	3,329,853
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	$ 1,413,402	$ 1,510,121
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,490,836
Series 1948 Class PG, 6.15% 11/15/25	11,160,618	11,463,964
Series 2208 Class PA, 7% 4/15/17	8,463,887	8,651,616
Series 2328 Class QB, 6.5% 8/15/26	12,000,000	12,735,000
sequential pay:
Series 1974 Class Z, 7% 8/15/20	5,596,552	5,977,789
Series 2248 Class A, 7.5% 5/15/28	7,042,884	7,214,519
Series 2211 Class YL, 7% 1/15/30	2,952,566	2,992,219
Series 2368:
Class ZA, 6.5% 3/15/31	5,000,000	4,946,875
Class ZB, 6% 7/15/31	2,000,000	1,955,000
Government National Mortgage Association sequential pay Series 2000-12 Class B, 7.5% 12/16/28	9,150,000	9,927,750
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $104,509,438)		109,215,431
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $20,288,000)	$ 20,289,485	20,288,000
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $946,861,327)		992,815,046
NET OTHER ASSETS - (4.1)%		(38,825,310)
NET ASSETS - 100%		$ 953,989,736
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,466,059 or 0.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,153,048,737 and $1,038,268,044, respectively.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $946,338,897. Net unrealized appreciation aggregated $46,476,149, of which $46,900,601 related to appreciated investment securities and $424,452 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $22,610,000 of which $2,265,000, $1,392,000, $2,162,000, $15,749,000 and $1,042,000 will expire on April 30, 2003, 2004, 2005, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,940,000 and repurchase agreements of $20,288,000) (cost $946,861,327) - See accompanying schedule		$ 992,815,046
Commitment to sell securities on a delayed delivery basis	$ (35,162,203)
Receivable for securities sold on a delayed delivery basis	34,912,763	(249,440)
Receivable for investments sold, regular delivery		816,665
Cash		2,209,327
Receivable for fund shares sold		3,988,081
Interest receivable		11,562,852
Other receivables		2,001
Total assets		1,011,144,532
Liabilities
Payable for investments purchased Regular delivery	17,896,678
Delayed delivery	13,567,298
Payable for fund shares redeemed	559,723
Distributions payable	323,102
Accrued management fee	380,870
Other payables and accrued expenses	7,409
Collateral on securities loaned, at value	24,419,716
Total liabilities		57,154,796
Net Assets		$ 953,989,736
Net Assets consist of:
Paid in capital		$ 925,256,522
Undistributed net investment income		628,571
Accumulated undistributed net realized gain (loss) on investments		(17,599,636)
Net unrealized appreciation (depreciation) on investments		45,704,279
Net Assets, for 86,469,761 shares outstanding		$ 953,989,736
Net Asset Value, offering price and redemption price per share ($953,989,736 ÷ 86,469,761 shares)		$11.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2001 (Unaudited)
Investment Income Interest		$ 24,360,830
Security lending		99,077
Total income		24,459,907
Expenses
Management fee	$ 2,468,491
Non-interested trustees' compensation	1,545
Total expenses before reductions	2,470,036
Expense reductions	(427,225)	2,042,811
Net investment income		22,417,096
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,353,903
Change in net unrealized appreciation (depreciation) on:
Investment securities	40,849,850
Delayed delivery commitments	(249,440)	40,600,410
Net gain (loss)		48,954,313
Net increase (decrease) in net assets resulting from operations		$ 71,371,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,417,096	$ 42,689,264
Net realized gain (loss)	8,353,903	6,976,281
Change in net unrealized appreciation (depreciation)	40,600,410	22,541,964
Net increase (decrease) in net assets resulting from operations	71,371,409	72,207,509
Distributions to shareholders from net investment income	(22,114,577)	(43,476,626)
Share transactions Net proceeds from sales of shares	241,896,725	369,497,099
Reinvestment of distributions	20,245,206	39,463,330
Cost of shares redeemed	(143,162,306)	(268,588,171)
Net increase (decrease) in net assets resulting from share transactions	118,979,625	140,372,258
Total increase (decrease) in net assets	168,236,457	169,103,141
Net Assets
Beginning of period	785,753,279	616,650,138
End of period (including undistributed net investment income of $628,571 and $326,052, respectively)	$ 953,989,736	$ 785,753,279
Other Information Shares
Sold	22,663,556	35,539,828
Issued in reinvestment of distributions	1,899,749	3,831,810
Redeemed	(13,499,913)	(25,974,921)
Net increase (decrease)	11,063,392	13,396,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.420	$ 9.940	$ 10.460	$ 10.450	$ 10.040	$ 10.090
Income from Investment Operations Net investment income E	.288 G	.639	.628	.629	.647	.672
Net realized and unrealized gain (loss)	.607 G	.492	(.509)	(.003)	.396	(.057)
Total from investment operations	.895	1.131	.119	.626	1.043	.615
Less Distributions
From net investment income	(.285)	(.651)	(.639)	(.616)	(.633)	(.665)
Net asset value, end of period	$ 11.030	$ 10.420	$ 9.940	$ 10.460	$ 10.450	$ 10.040
Total Return B, C, D	8.72%	11.66%	1.25%	6.04%	10.63%	6.26%
Ratios to Average Net Assets F
Expenses before expense reductions	.60% A	.60%	.60%	.60%	.65%	.65%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.51%	.60%	.60%
Expenses net of all reductions	.49% A	.49%	.50%	.51%	.60%	.60%
Net investment income	5.42% A, G	6.23%	6.23%	5.94%	6.27%	6.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 953,990	$ 785,753	$ 616,650	$ 743,772	$ 322,504	$ 257,784
Portfolio turnover rate	254% A	182%	118%	218%	173%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.021 and increase net realized and unrealized gain (loss) per share by $.021. Without this change the ratio of net investment income to average net assets would have been 5.82%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,243,843 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on May 1, 2001.

The effect of this change during the period, was to decrease net investment income by $1,621,919; increase net unrealized appreciation/depreciation by $1,101,399; and increase net realized gain (loss) by $520,520. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

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Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $409,365.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $17,860.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPG-SANN-1201 150574
1.538297.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com